UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Tactical Opportunities Fund

BlackRock U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 9.3%
Baker Hughes, Inc.	79,466	$5,162,906
Halliburton Co.	19,850	1,073,687
Schlumberger Ltd.	61,441	5,157,972

		11,394,565
Oil, Gas & Consumable Fuels — 90.1%
Anadarko Petroleum Corp.	76,471	5,332,323
BP PLC	1,254,648	7,858,443
Cabot Oil & Gas Corp.	70,316	1,642,582
Cairn Energy PLC (a)	447,528	1,300,292
Chevron Corp.	57,897	6,814,477
Cimarex Energy Co.	25,112	3,412,721
ConocoPhillips	125,319	6,283,495
Devon Energy Corp.	67,045	3,061,945
Enbridge, Inc.	77,923	3,279,075
Encana Corp.	254,792	2,990,744
Eni SpA	142,496	2,310,021
EOG Resources, Inc.	60,266	6,092,893
EQT Corp.	32,917	2,152,772
Exxon Mobil Corp.	137,702	12,428,982
Hess Corp.	49,567	3,087,528
Kosmos Energy Ltd. (a)	173,117	1,213,550
Lundin Petroleum AB (a)	58,317	1,263,825
Marathon Oil Corp.	175,216	3,032,989
Noble Energy, Inc.	71,302	2,713,754

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	66,393	$4,729,173
Oil Search Ltd.	357,587	1,840,421
Phillips 66	23,945	2,069,087
Pioneer Natural Resources Co.	23,064	4,153,134
Royal Dutch Shell PLC, Class A	513,980	14,187,748
Tesoro Corp.	11,848	1,036,108
TransCanada Corp.	63,830	2,878,090
Valero Energy Corp.	40,034	2,735,123

		109,901,295
Total Long-Term Investments (Cost — $98,914,018) — 99.4%		121,295,860

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (b)(c)	1,001,895	1,001,895
Total Short-Term Securities (Cost — $1,001,895) — 0.8%		1,001,895
Total Investments (Cost — $99,915,913*) — 100.2%		122,297,755
Liabilities in Excess of Other Assets — (0.2)%		(274,213)

Net Assets — 100.0%		$122,023,542

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$105,695,932

Gross unrealized appreciation	$18,344,854
Gross unrealized depreciation	(1,743,031)

Net unrealized appreciation	$16,601,823

(a)	Non-income producing security.

(b)	During the period ended December 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	154,227	847,668	1,001,895	$1,001,895	$448	$7

(c)	Current yield as of period end.

Portfolio Abbreviations
ADR	American Depositary Receipts	USD	U.S. Dollar
GDR	Global Depositary Receipts	ZAR	South African Rand
NVDR	Non-Voting Depository Receipts

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$11,394,565	—	—	$11,394,565
Oil, Gas & Consumable Fuels	81,140,545	$28,760,750	—	109,901,295
Short-Term Securities.	1,001,895	—	—	1,001,895

Total	$93,537,005	$28,760,750	—	$122,297,755

During the period ended December 31, 2016, there were no transfers between levels.

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 13.0%
AES Tiete Energia SA	5,922	$5,440
AES Tiete Energia SA	2,545	10,947
AES Tiete Energia SA, Preference	23,705	19,592
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	9,722	49,287
EcoRodovias Infraestrutura e Logistica SA	40,743	103,150
Hypermarcas SA	12,345	99,110
Itau Unibanco Holding SA — ADR	18,201	187,106
Kroton Educacional SA	30,969	126,837
Qualicorp SA	6,167	36,475

		637,944
China — 11.0%
ANTA Sports Products Ltd.	23,000	68,352
Beijing Capital International Airport Co. Ltd., H Shares	48,000	48,385
China Construction Bank Corp., H Shares	74,000	56,671
China Mobile Ltd.	13,500	142,333
China Overseas Land & Investment Ltd.	16,000	42,098
Hengan International Group Co. Ltd.	7,000	51,269
Industrial & Commercial Bank of China Ltd., H Shares	41,000	24,446
Jiangsu Expressway Co. Ltd., H Shares	52,000	65,561
Silergy Corp.	3,000	42,025

		541,140
Hong Kong — 3.0%
AIA Group Ltd.	8,400	47,055
Sino Biopharmaceutical Ltd.	80,000	56,098
Tongda Group Holdings Ltd.	170,000	43,646

		146,799
Hungary — 0.9%
Richter Gedeon Nyrt	2,172	45,878
India — 15.3%
Axis Bank Ltd.	2,060	13,594
Bharat Petroleum Corp. Ltd.	6,126	57,226
Biocon Ltd.	4,020	56,126
HCL Technologies Ltd.	3,551	43,239
Hero MotoCorp. Ltd.	964	43,158
Housing Development Finance Corp. Ltd.	3,918	72,663
Indiabulls Housing Finance Ltd.	9,983	95,212
InterGlobe Aviation Ltd. (a)	4,994	60,388
NTPC Ltd.	64,013	155,119
Sun TV Network Ltd.	14,550	105,217
Tata Consultancy Services Ltd.	1,501	52,214

		754,156
Indonesia — 2.6%
Bank Negara Indonesia Persero Tbk PT	158,900	64,872
Gudang Garam Tbk PT	5,300	25,086
Media Nusantara Citra Tbk PT	296,924	38,520

		128,478
Jersey — 1.5%
Centamin PLC	44,859	75,932
Luxembourg — 0.6%
Ternium SA — ADR	1,204	29,077

Common Stocks	Shares	Value
Mexico — 3.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,035	$33,168
Grupo Aeroportuario del Sureste SAB de CV — ADR	623	89,643
Grupo Mexico SAB de CV, Series B	18,230	49,502

		172,313
Peru — 1.5%
Credicorp Ltd.	482	76,089
Poland — 2.3%
Powszechny Zaklad Ubezpieczen SA	14,590	115,685
Russia — 6.4%
Lukoil PJSC — ADR	1,298	72,844
Mobile Telesystems PJSC — ADR	7,097	64,654
Novatek PJSC — GDR	1,387	180,033

		317,531
Singapore — 1.2%
Jardine Cycle & Carriage Ltd.	2,000	56,800
South Africa — 5.1%
Bidvest Group Ltd.	2,686	35,368
Mr Price Group Ltd.	5,252	60,919
Sanlam Ltd.	16,490	75,429
SPAR Group Ltd.	5,465	79,020

		250,736
South Korea — 5.9%
Hyundai Marine & Fire Insurance Co. Ltd.	2,373	61,769
KT&G Corp.	1,904	159,269
Samsung Life Insurance Co. Ltd.	740	68,876

		289,914
Taiwan — 13.7%
Bizlink Holding, Inc.	5,000	25,831
Chicony Electronics Co. Ltd.	10,000	23,152
Chin-Poon Industrial Co. Ltd.	18,000	33,774
Cub Elecparts, Inc.	4,199	32,674
Far EasTone Telecommunications Co. Ltd.	13,000	29,225
Lite-On Technology Corp.	41,215	61,981
Mega Financial Holding Co. Ltd.	67,000	47,647
Primax Electronics Ltd.	48,000	65,398
Silicon Motion Technology Corp. — ADR	565	24,001
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	61,614
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	7,468	214,705
Tripod Technology Corp.	8,000	18,065
TSRC Corp.	36,000	36,809

		674,876
Thailand — 7.8%
Advanced Info Service PCL — NVDR	20,600	84,368
Kasikornbank PCL — NVDR	7,000	34,572
Land & Houses PCL — NVDR	201,300	54,922
PTT PCL — NVDR	7,900	81,795
Siam Cement PCL — NVDR	3,700	51,161
Siam Commercial Bank PCL — NVDR	18,000	76,335

		383,153
Total Common Stocks — 95.3%		4,696,501

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Participation Notes (b)	Shares	Value
China — 3.6%
Deutsche Bank AG (Db Kweichow Mountai Ltd.), due 5/22/26	1,360	$65,392
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd., Class A), due 04/17/17	14,553	49,861
UBS AG (Weifu High-Technology Group Co. Ltd.), due 01/19/17	19,110	61,565
Total Participation Notes — 3.6%		176,818

Value
Total Long-Term Investments (Cost — $4,559,320) — 98.9%	$4,873,319
Total Investments (Cost — $4,559,320*) — 98.9%	4,873,319
Other Assets Less Liabilities — 1.1%	52,087

Net Assets — 100.0%	$4,925,406

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,639,302

Gross unrealized appreciation	$389,300
Gross unrealized depreciation	(155,283)

Net unrealized appreciation	$234,017

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

During the period ended December 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	54,357	(54,357)	—	—	$32

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,891	ZAR	697,500	BNP Paribas S.A.	5/11/17	$(2,650)
ZAR	697,500	USD	48,853	BNP Paribas S.A.	5/11/17	688
Total						$(1,962)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$637,944	—	—	$637,944
China	—	$541,140	—	541,140
Hong Kong	—	146,799	—	146,799
Hungary	—	45,878	—	45,878
India	—	754,156	—	754,156
Indonesia	—	128,478	—	128,478
Jersey	—	75,932	—	75,932
Luxembourg	29,077	—	—	29,077
Mexico	172,313	—	—	172,313
Peru	76,089	—	—	76,089
Poland	—	115,685	—	115,685
Russia	317,531	—	—	317,531
Singapore	—	56,800	—	56,800
South Africa	79,020	171,716	—	250,736
South Korea	—	289,914	—	289,914
Taiwan	238,706	436,170	—	674,876
Thailand	—	383,153	—	383,153
Participation Notes:
China	—	176,818	—	176,818

Total	$1,550,680	$3,322,639	—	$4,873,319

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$688	—	$688
Liabilities:
Foreign currency exchange contracts	—	(2,650)	—	(2,650)

Total	—	$(1,962)	—	$(1,962)

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
China	—	$(47,586)	$47,586	—

[1] External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 15.2%
Baker Hughes, Inc.	226,600	$14,722,202
Helmerich & Payne, Inc.	130,000	10,062,000
Patterson-UTI Energy, Inc.	203,800	5,486,296
Poseidon Concepts Corp. (a)	35,081	25
Superior Energy Services, Inc.	415,457	7,012,914
Tenaris SA	365,600	6,526,175

		43,809,612
Oil, Gas & Consumable Fuels — 83.8%
AltaGas Ltd.	190,550	4,811,116
Cabot Oil & Gas Corp.	480,580	11,226,349
Cairn Energy PLC (a)	3,250,192	9,443,431
Carrizo Oil & Gas, Inc. (a)	162,000	6,050,700
Cimarex Energy Co.	138,710	18,850,689
Concho Resources, Inc. (a)	83,700	11,098,620
Devon Energy Corp.	209,390	9,562,841
Enbridge, Inc.	355,300	14,951,365
Encana Corp.	1,454,200	17,069,372
Energen Corp. (a)	79,200	4,567,464
EQT Corp.	214,444	14,024,638
Gulfport Energy Corp. (a)	282,255	6,107,998
Hess Corp.	177,500	11,056,475
HollyFrontier Corp.	132,100	4,327,596
Ithaca Energy, Inc. (a)(b)	3,180,600	4,003,436
Kosmos Energy Ltd. (a)	1,017,488	7,132,591
Longview Energy Co. (a)	85,400	137,494
Lundin Petroleum AB (a)	255,953	5,546,921
Marathon Oil Corp.	1,002,700	17,356,737

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	129,200	$4,021,996
Newfield Exploration Co. (a)	87,500	3,543,750
Noble Energy, Inc.	228,070	8,680,344
Oil Search Ltd.	1,583,200	8,148,381
Painted Pony Petroleum Ltd. (a)	467,400	3,209,644
Pioneer Natural Resources Co.	56,627	10,196,824
RSP Permian, Inc. (a)	173,312	7,733,181
Tesoro Corp.	98,750	8,635,688
TransCanada Corp.	147,300	6,641,747
Western Refining, Inc.	102,300	3,872,055

		242,009,443
Total Long-Term Investments (Cost — $265,272,873) — 99.0%		285,819,055

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(d)	3,391,007	3,391,007
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(d)(e)	550,551	550,606
Total Short-Term Securities (Cost — $3,941,668) — 1.4%		3,941,613
Total Investments (Cost — $269,214,541*) — 100.4%		289,760,668
Liabilities in Excess of Other Assets — (0.4)%		(1,153,078)

Net Assets — 100.0%		$288,607,590

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$273,932,375

Gross unrealized appreciation	$40,565,223
Gross unrealized depreciation	(24,736,930)

Net unrealized appreciation	$15,828,293

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,879,285	1,511,722	3,391,007	$3,391,007	$1,681		$20
SL Liquidity Series, LLC, Money Market Series	—	550,551	550,551	550,606	953	[1]	—
Total				$3,941,613	$2,634		$20

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$37,283,412	$6,526,200	—	$43,809,612
Oil, Gas & Consumable Fuels	218,733,216	23,138,733	$137,494	242,009,443
Short-Term Securities	3,391,007	—	—	3,391,007
Subtotal	$259,407,635	$29,664,933	137,494	$289,210,062

Investments Valued at NAV[1]				550,606

Total Investments				$289,760,668

[1]

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Consolidated Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc.	1,188	$218,818
L-3 Communications Holdings, Inc.	14,175	2,156,159
Raytheon Co.	17,769	2,523,198

		4,898,175
Airlines — 1.9%
Delta Air Lines, Inc.	145,314	7,147,996
Southwest Airlines Co.	18,438	918,950

		8,066,946
Auto Components — 2.7%
Goodyear Tire & Rubber Co.	178,719	5,517,056
Lear Corp.	47,180	6,245,217

		11,762,273
Banks — 13.6%
Bank of America Corp.	772,724	17,077,200
Citigroup, Inc.	68,940	4,097,104
JPMorgan Chase & Co.	215,558	18,600,500
Regions Financial Corp.	91,876	1,319,339
SunTrust Banks, Inc.	144,024	7,899,716
U.S. Bancorp	200,780	10,314,069

		59,307,928
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc.	66,659	6,043,972
Biotechnology — 3.9%
Amgen, Inc.	4,817	704,294
Biogen, Inc. (a)	29,395	8,335,834
Gilead Sciences, Inc.	111,977	8,018,673

		17,058,801
Building Products — 0.4%
Owens Corning	33,927	1,749,276
Capital Markets — 2.2%
Freedom Pay, Inc. (a)	43,051	—
Goldman Sachs Group, Inc.	39,632	9,489,882

		9,489,882
Chemicals — 1.3%
Dow Chemical Co.	97,924	5,603,211
Communications Equipment — 2.6%
Cisco Systems, Inc.	376,139	11,366,921
Construction & Engineering — 0.4%
EMCOR Group, Inc.	25,497	1,804,168
Consumer Finance — 1.2%
SLM Corp. (a)	470,593	5,185,935
Containers & Packaging — 1.6%
Avery Dennison Corp.	32,545	2,285,310
Packaging Corp. of America	52,492	4,452,371

		6,737,681
Diversified Telecommunication Services — 0.3%
AT&T Inc.	25,800	1,097,274
Electric Utilities — 0.7%
FirstEnergy Corp.	95,187	2,947,941

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	74,340	$3,872,371
Flex Ltd. (a)	299,036	4,297,147

		8,169,518
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	17,283	1,450,908
Food & Staples Retailing — 4.6%
CVS Health Corp.	91,275	7,202,510
Walgreens Boots Alliance, Inc.	114,577	9,482,392
Wal-Mart Stores, Inc.	45,946	3,175,787

		19,860,689
Health Care Providers & Services — 7.0%
Aetna, Inc.	43,993	5,455,572
Centene Corp. (a)	61,127	3,454,287
Cigna Corp.	11,780	1,571,334
Humana, Inc.	42,407	8,652,300
Laboratory Corp. of America Holdings (a)	24,533	3,149,547
UnitedHealth Group, Inc.	52,119	8,341,125

		30,624,165
Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	185,634	9,664,106
Wyndham Worldwide Corp.	33,162	2,532,582

		12,196,688
Household Durables — 1.5%
DR Horton, Inc.	117,911	3,222,508
Lennar Corp., Class A	41,090	1,763,994
NVR, Inc. (a)	815	1,360,235

		6,346,737
Insurance — 0.1%
Prudential Financial, Inc.	2,108	219,358
Internet Software & Services — 4.0%
Alphabet, Inc., Class A (a)	22,122	17,530,579
IT Services — 2.1%
Amdocs Ltd.	65,577	3,819,860
Cognizant Technology Solutions Corp.,
Class A (a)	97,776	5,478,389

		9,298,249
Life Sciences Tools & Services — 0.0%
Quintiles IMS Holdings, Inc. (a)	2,713	206,324
Machinery — 0.2%
WABCO Holdings, Inc. (a)	9,700	1,029,655
Media — 3.8%
Comcast Corp., Class A	196,766	13,586,692
Omnicom Group, Inc.	36,318	3,091,025

		16,677,717
Metals & Mining — 1.0%
Rio Tinto PLC — ADR	117,737	4,528,165
Multiline Retail — 0.0%
Kohl’s Corp.	3,971	196,088
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	58,602	2,571,456

Portfolio Abbreviations
ADR	American Depositary Receipts	CVR	Contingent Value Rights	USD	U.S. Dollar

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 7.4%
Anadarko Petroleum Corp.	25,810	$1,799,731
BP PLC — ADR	180,293	6,739,352
Chevron Corp.	86,308	10,158,452
Hess Corp.	36,872	2,296,757
Marathon Oil Corp.	84,067	1,455,200
Statoil ASA — ADR	96,380	1,757,971
Suncor Energy, Inc.	142,460	4,657,017
TOTAL SA — ADR	31,426	1,601,783
Valero Energy Corp.	23,500	1,605,520

		32,071,783
Pharmaceuticals — 2.9%
Allergan PLC (a)	11,205	2,353,162
Johnson & Johnson	16,184	1,864,559
Mallinckrodt PLC (a)	50,419	2,511,875
Merck & Co., Inc.	35,942	2,115,906
Pfizer, Inc.	34,130	1,108,542
Teva Pharmaceutical Industries Ltd. — ADR	71,362	2,586,873

		12,540,917
Professional Services — 0.6%
Robert Half International, Inc.	54,281	2,647,827
Road & Rail — 0.9%
Norfolk Southern Corp.	35,913	3,881,118
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	34,372	1,109,184
Intel Corp.	176,497	6,401,546
Lam Research Corp.	78,720	8,323,066
NVIDIA Corp.	24,216	2,584,816

		18,418,612

Common Stocks	Shares	Value
Software — 6.0%
Activision Blizzard, Inc.	226,440	$8,176,748
Dell Technologies, Inc., Class V (a)	24,362	1,339,179
Microsoft Corp.	265,848	16,519,795

		26,035,722
Specialty Retail — 4.1%
Home Depot, Inc.	67,545	9,056,434
Lowe’s Cos., Inc.	124,643	8,864,610

		17,921,044
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	179,249	20,760,619
Tobacco — 2.6%
Altria Group, Inc.	165,181	11,169,539
Total Common Stocks — 98.7%		429,473,861
Total Long-Term Investments (Cost — $373,915,802) — 98.7%		429,473,861

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (b)(c)	6,965,921	6,965,921
Total Short-Term Securities (Cost — $6,965,921) — 1.6%		6,965,921
Total Investments (Cost — $380,881,723*) — 100.3%		436,439,782
Liabilities in Excess of Other Assets — (0.3)%		(1,377,726)

Net Assets — 100.0%		$435,062,056

Notes to Consolidated Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$381,596,143

Gross unrealized appreciation	$64,929,058
Gross unrealized depreciation	(10,085,419)

Net unrealized appreciation	$54,843,639

(a)	Non-income producing security.

(b)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class Series	9,739,821	(2,773,900)	6,965,921	$6,965,921	$6,226		$62
BlackRock Liquidity Series, LLC Money Market Series	1,426,572	(1,426,572)	—	—	1,323	[1]	149
Total				$6,965,921	$7,549		$211

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$429,473,861	—	—	429,473,861
Short-Term Securities	6,965,921	—	—	6,965,921

Total	$436,439,782	$—	$—	$436,439,782

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)	122,284	$—
Belgium — 1.9%
Anheuser-Busch InBev SA	43,728	4,628,361
British Virgin Islands — 0.5%
Nomad Holdings Ltd. (a)	138,890	1,329,177
Canada — 1.1%
Encana Corp.	96,700	1,135,063
Potash Corp. of Saskatchewan, Inc.	80,880	1,463,119

		2,598,182
China — 3.3%
AIA Group Ltd.	299,900	1,679,992
Alibaba Group Holding Ltd. — ADR (a)	47,744	4,192,401
Baidu, Inc. — ADR (a)	14,000	2,301,740

		8,174,133
France — 2.5%
AXA SA	87,700	2,210,819
Iliad SA	9,800	1,882,070
Renault SA	24,200	2,149,374

		6,242,263
Germany — 1.8%
Innogy SE (a)	31,998	1,111,870
KION Group AG	22,900	1,271,447
ThyssenKrupp AG	85,200	2,023,956

		4,407,273
India — 1.8%
Bharti Infratel Ltd.	326,123	1,648,107
Federal Bank Ltd.	969,500	951,812
HDFC Bank Ltd.	92,588	1,801,276

		4,401,195
Indonesia — 0.9%
Matahari Department Store Tbk PT	1,922,860	2,152,341
Ireland — 0.7%
Green REIT PLC	1,138,710	1,644,572
Italy — 2.5%
Atlantia SpA	57,300	1,340,615
Azimut Holding SpA	106,100	1,764,807
Eni SpA	107,800	1,747,560
Snam SpA	346,800	1,426,341

		6,279,323
Japan — 5.7%
Alps Electric Co. Ltd.	58,500	1,405,636
FANUC Corp.	10,500	1,756,592
Mitsubishi Estate Co. Ltd.	129,000	2,562,543
Nintendo Co. Ltd.	8,200	1,704,578
SoftBank Group Corp.	51,500	3,407,964

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	85,400	$3,252,286

		14,089,599
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR	18,662	1,422,231
Netherlands — 1.8%
CNH Industrial NV	202,800	1,759,702
Koninklijke Philips NV	85,161	2,603,544

		4,363,246
New Zealand — 0.5%
Xero Ltd. (a)	92,400	1,121,790
Nigeria — 0.4%
Lekoil Ltd. (a)	2,664,900	862,113
Norway — 1.0%
Statoil ASA	141,535	2,583,252
Peru — 0.5%
Credicorp Ltd. (a)	8,300	1,310,238
Philippines — 0.5%
CEMEX Holdings Philippines, Inc. (a)	5,280,000	1,178,939
Portugal — 1.0%
Galp Energia SGPS SA	159,200	2,373,400
South Africa — 1.0%
Naspers Ltd., N Shares	16,779	2,449,594
South Korea — 1.3%
Amorepacific Corp.	4,700	1,249,190
LG Chem Ltd.	9,600	2,070,210

		3,319,400
Spain — 1.2%
Cellnex Telecom SAU (b)	208,036	2,986,187
Switzerland — 2.1%
Nestle SA, Registered Shares	36,077	2,584,469
UBS Group AG, Registered Shares	88,858	1,389,336
Weatherford International PLC (a)	245,600	1,225,544

		5,199,349
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	352,000	1,971,642
Thailand — 0.6%
True Corp. PCL	7,378,700	1,473,247
United Kingdom — 5.8%
AstraZeneca PLC	23,475	1,281,924
Delphi Automotive PLC	23,588	1,588,652
Fiat Chrysler Automobiles NV	216,400	1,973,568
GlaxoSmithKline PLC	60,948	1,170,727
Imperial Brands PLC	48,090	2,095,800

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	REIT	Real Estate Investment Trust
AUD	Australian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	MXN	Mexican Peso	USD	U.S. Dollar
CVR	Contingent Value Rights	NOK	Norwegian Krone	ZAR	South African Rand
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	OTC	Over-the-counter

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	2,368,300	$1,818,575
Metro Bank PLC (a)	38,275	1,375,996
Unilever PLC	75,644	3,059,050

		14,364,292
United States — 54.7%
Acuity Brands, Inc.	6,278	1,449,339
Adobe Systems, Inc. (a)	21,131	2,175,436
Allergan PLC (a)	5,400	1,134,054
Alphabet, Inc., Class A (a)	2,015	1,596,787
Alphabet, Inc., Class C (a)	7,137	5,508,479
Amazon.com, Inc. (a)	3,679	2,758,772
American International Group, Inc.	28,900	1,887,459
Amgen, Inc.	8,135	1,189,418
Apple Inc.	41,184	4,769,931
Aramark	54,273	1,938,632
Assured Guaranty Ltd.	43,314	1,635,970
Athene Holding Ltd., Class A (a)	34,139	1,638,331
BankUnited, Inc.	67,701	2,551,651
Biogen, Inc. (a)	3,700	1,049,246
Boston Scientific Corp. (a)	77,311	1,672,237
Celgene Corp. (a)	21,710	2,512,933
Centene Corp. (a)	20,900	1,181,059
Cigna Corp.	9,400	1,253,866
Citigroup, Inc.	71,039	4,221,848
Comcast Corp., Class A	33,769	2,331,749
Concho Resources, Inc. (a)	14,348	1,902,545
Crown Holdings, Inc. (a)	26,184	1,376,493
Duke Energy Corp.	23,200	1,800,784
Eastman Chemical Co.	21,695	1,631,681
Eli Lilly & Co.	24,200	1,779,910
EOG Resources, Inc.	27,412	2,771,353
Facebook, Inc., Class A (a)	21,549	2,479,212
Hartford Financial Services Group, Inc.	39,299	1,872,597
Intercontinental Exchange, Inc.	33,050	1,864,681
Johnson Controls International PLC	48,286	1,988,900
Kellogg Co.	31,000	2,285,010
Kennedy-Wilson Holdings, Inc.	73,332	1,503,306
Lam Research Corp.	24,346	2,574,103
Lowe’s Cos., Inc.	21,569	1,533,987
Macquarie Infrastructure Corp.	20,184	1,649,033
Mastercard, Inc., Class A	30,646	3,164,200
McDonald’s Corp.	19,523	2,376,340
Medtronic PLC	37,115	2,643,701
Merck & Co., Inc.	29,180	1,717,827
Micron Technology, Inc. (a)	57,371	1,257,572
Mondelez International, Inc., Class A	36,436	1,615,208
Monsanto Co.	16,055	1,689,147
Mosaic Co.	94,888	2,783,065
Newell Brands, Inc.	26,800	1,196,620
Nucor Corp.	27,700	1,648,704
PayPal Holdings, Inc. (a)	60,800	2,399,776
Pfizer, Inc.	75,740	2,460,035
Pioneer Natural Resources Co.	10,577	1,904,600
Platform Specialty Products Corp. (a)	120,274	1,179,888
PPL Corp.	52,596	1,790,894
Public Service Enterprise Group, Inc.	40,939	1,796,403
RSP Permian, Inc. (a)	29,200	1,302,904
salesforce.com, Inc. (a)	30,000	2,053,800
ServiceMaster Global Holdings, Inc. (a)	42,564	1,603,386
Sherwin-Williams Co.	5,846	1,571,054
Skyworks Solutions, Inc.	16,800	1,254,288
Starbucks Corp.	65,739	3,649,829
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(c)	135,840	1,369,267
SVB Financial Group (a)	10,900	1,871,094

Common Stocks	Shares	Value
United States (continued)
Union Pacific Corp.	24,464	$2,536,428
UnitedHealth Group, Inc.	8,804	1,408,992
Vulcan Materials Co.	5,400	675,810
Walt Disney Co.	27,284	2,843,538
Wells Fargo & Co.	74,240	4,091,366
WestRock Co.	35,600	1,807,412
Whirlpool Corp.	8,900	1,617,753

		134,751,693
Total Common Stocks — 96.5%		237,677,032

Preferred Stocks	Shares	Value
India — 1.1%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742) (a)(c)	81	1,974,461
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,634) (a)(c)	27	658,154

		2,632,615
United States — 2.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(c)	153,710	1,243,514
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(c)	75,832	3,746,859

		4,990,373
Total Preferred Stocks — 3.1%		7,622,988
Total Long-Term Investments (Cost — $215,288,967) — 99.6%		245,300,020

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	1,267,455	1,267,455
Total Short-Term Securities (Cost — $1,267,455) — 0.5%		1,267,455
Total Investments Before Options Written (Cost — $216,556,422*) — 100.1%		246,567,475

Options Written		Value
(Premiums Received — $22,408) — (0.0)%		(22,871)
Total Investments (Cost $216,534,014) — 100.1%		246,544,604
Liabilities in Excess of Other Assets — (0.1)%		(165,249)

Net Assets — 100.0%		$246,379,355

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$218,951,587

Gross unrealized appreciation	$35,677,944
Gross unrealized depreciation	(8,062,056)

Net unrealized appreciation	$27,615,888

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $8,992,255 and an original cost of $4,614,212, which was 3.65% of its net assets.

(d)	Current yield as of period end.

(e)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at, December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,597,447	(1,329,992)	1,267,455	$1,267,455	$1,409		$20
SL Liquidity Series, LLC, Money Market Series	2,030	(2,030)	—	—	99	[1]	—
Total				$1,267,455	$1,508		$20

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,178,000	USD	894,956	Barclays Bank PLC	1/12/17	$(45,151)
AUD	6,670,200	USD	5,055,771	Royal Bank of Canada	1/12/17	(243,913)
CAD	834,000	USD	624,381	Bank of America N.A.	1/12/17	(3,119)
CAD	758,000	USD	565,218	HSBC Bank PLC	1/12/17	(569)
CAD	599,000	USD	448,372	Northern Trust Corp.	1/12/17	(2,165)
CAD	480,000	USD	365,366	Royal Bank of Scotland PLC	1/12/17	(7,805)
CAD	2,671,000	USD	2,028,389	Standard Chartered Bank	1/12/17	(38,709)
CHF	1,353,370	USD	1,320,395	Bank of America N.A.	1/12/17	9,964
CHF	124,000	USD	128,016	Standard Chartered Bank	1/12/17	(6,124)
CHF	1,546,000	USD	1,596,041	Standard Chartered Bank	1/12/17	(76,328)
DKK	9,987,000	USD	1,510,980	Standard Chartered Bank	1/12/17	(95,784)
EUR	51,074	USD	54,219	Citibank N.A.	1/12/17	(417)
EUR	6,096,157	USD	6,568,183	Citibank N.A.	1/12/17	(146,458)
EUR	770,101	USD	843,143	Commonwealth Bank of Australia	1/12/17	(31,914)
EUR	1,048,639	USD	1,145,568	Commonwealth Bank of Australia	1/12/17	(40,926)
EUR	289,875	USD	319,448	Goldman Sachs International	1/12/17	(14,092)
EUR	954,600	USD	1,063,645	Goldman Sachs International	1/12/17	(58,064)
EUR	114,113	USD	121,294	HSBC Bank PLC	1/12/17	(1,087)
EUR	1,142,058	USD	1,267,733	Northern Trust Corp.	1/12/17	(64,683)
EUR	116,180	USD	130,621	Royal Bank of Canada	1/12/17	(8,236)
EUR	530,411	USD	572,037	Standard Chartered Bank	1/12/17	(13,300)
EUR	1,313,955	USD	1,399,903	Standard Chartered Bank	1/12/17	(15,776)
EUR	1,416,475	USD	1,504,321	Standard Chartered Bank	1/12/17	(12,198)
GBP	284,000	USD	347,016	Bank of New York Mellon	1/12/17	3,118
GBP	221,000	USD	278,210	Barclays Bank PLC	1/12/17	(5,746)

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	750,000	USD	947,161	Citibank N.A.	1/12/17	$(22,510)
GBP	1,169,100	USD	1,428,234	Citibank N.A.	1/12/17	13,112
GBP	1,600,000	USD	2,020,694	Citibank N.A.	1/12/17	(48,105)
GBP	2,212,000	USD	2,687,696	Citibank N.A.	1/12/17	39,408
JPY	14,389,820	USD	124,446	Bank of America N.A.	1/12/17	(1,229)
JPY	142,698,000	USD	1,383,001	BNP Paribas S.A.	1/12/17	(161,106)
JPY	4,611,098	USD	40,699	Citibank N.A.	1/12/17	(1,215)
JPY	563,732,800	USD	5,383,121	HSBC Bank PLC	1/12/17	(555,990)
JPY	38,947,503	USD	341,601	Westpac Banking Corp.	1/12/17	(8,102)
SEK	15,690,254	USD	1,787,488	Citibank N.A.	1/12/17	(63,743)
SEK	4,846,000	USD	566,651	Standard Chartered Bank	1/12/17	(34,266)
SGD	1,477,000	USD	1,078,527	HSBC Bank PLC	1/12/17	(58,713)
USD	593,754	CAD	794,000	Goldman Sachs International	1/12/17	2,288
USD	221,564	EUR	212,311	Bank of America N.A.	1/12/17	(2,086)
USD	365,330	EUR	350,616	Bank of America N.A.	1/12/17	(4,011)
USD	463,709	EUR	443,596	Bank of America N.A.	1/12/17	(3,577)
USD	515,978	EUR	494,206	Bank of America N.A.	1/12/17	(4,621)
USD	3,743,483	EUR	3,326,000	Bank of America N.A.	1/12/17	239,856
USD	5,781,657	EUR	5,526,588	Bank of America N.A.	1/12/17	(40,081)
USD	631,972	EUR	588,280	Northern Trust Corp.	1/12/17	12,275
USD	194,706	EUR	186,491	Royal Bank of Canada	1/12/17	(1,745)
USD	243,674	EUR	233,393	Royal Bank of Canada	1/12/17	(2,183)
USD	717,752	EUR	649,160	Royal Bank of Canada	1/12/17	33,923
USD	251,594	EUR	235,814	Standard Chartered Bank	1/12/17	3,186
USD	1,429,460	EUR	1,339,938	Standard Chartered Bank	1/12/17	17,962
USD	3,683,667	EUR	3,319,006	Standard Chartered Bank	1/12/17	187,408
USD	4,908,710	EUR	4,385,439	Standard Chartered Bank	1/12/17	289,065
USD	3,329,104	GBP	2,608,000	Bank of America N.A.	1/12/17	113,784
USD	1,648,298	GBP	1,340,000	Citibank N.A.	1/12/17	(3,745)
USD	1,649,500	JPY	173,116,044	Bank of America N.A.	1/12/17	167,142
USD	89,751	JPY	10,183,098	Citibank N.A.	1/12/17	2,555
USD	925,915	JPY	96,694,836	Goldman Sachs International	1/12/17	97,936
USD	2,901,182	JPY	341,687,243	Royal Bank of Canada	1/12/17	(24,618)
USD	1,387,767	JPY	142,698,000	Standard Chartered Bank	1/12/17	165,873
USD	2,256,079	NOK	18,096,000	Royal Bank of Scotland PLC	1/12/17	160,239
USD	1,050,827	NZD	1,472,000	Bank of America N.A.	1/12/17	28,720
USD	87,090	NZD	122,000	Northern Trust Corp.	1/12/17	2,377
USD	846,681	ZAR	11,823,000	Citibank N.A.	1/12/17	(11,890)
Total						$(395,909)

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Vulcan Materials Co.	Call	01/31/17	USD	132.00	54	$(6,791)
Newell Brands, Inc.	Put	01/20/17	USD	45.00	134	(16,080)
Total						$(22,871)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	—	—
Belgium	$4,628,361	—	—	$4,628,361
British Virgin Islands	1,329,177	—	—	1,329,177
Canada	2,598,182	—	—	2,598,182
China	6,494,141	$1,679,992	—	8,174,133
France	—	6,242,263	—	6,242,263
Germany	1,111,870	3,295,403	—	4,407,273
India	—	4,401,195	—	4,401,195
Indonesia	—	2,152,341	—	2,152,341
Ireland	1,644,572	—	—	1,644,572
Italy	—	6,279,323	—	6,279,323
Japan	—	14,089,599	—	14,089,599
Mexico	1,422,231	—	—	1,422,231
Netherlands	—	4,363,246	—	4,363,246
New Zealand	—	1,121,790	—	1,121,790
Nigeria	862,113	—	—	862,113
Norway	—	2,583,252	—	2,583,252
Peru	1,310,238	—	—	1,310,238
Philippines	1,178,939	—	—	1,178,939
Portugal	—	2,373,400	—	2,373,400
South Africa	—	2,449,594	—	2,449,594
South Korea	—	3,319,400	—	3,319,400
Spain	—	2,986,187	—	2,986,187
Switzerland	1,225,544	3,973,805	—	5,199,349
Taiwan	—	1,971,642	—	1,971,642
Thailand	1,473,247	—	—	1,473,247
United Kingdom	3,562,220	10,802,072	—	14,364,292
United States	133,382,426	—	$1,369,267	134,751,693
Preferred Stocks:
India	—	—	2,632,615	2,632,615
United States	—	—	4,990,373	4,990,373
Short-Term Securities	1,267,455	—	—	1,267,455

Total	$163,490,716	$74,084,504	$8,992,255	$246,567,475

BLACKROCK FUNDS	DECEMBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,590,191	—	$1,590,191
Liabilities:
Equity contracts	$(16,080)	(6,791)	—	(22,871)
Foreign currency exchange contracts	—	(1,986,100)	—	(1,986,100)

Total	$(16,080)	$(402,700)	—	$(418,780)

[1]

Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$1,279,319	$7,955,384	$9,234,703
Transfers into Level 3		—	—
Transfers out of Level 3		—	—
Accrued discounts/premiums		—	—
Net realized gain (loss)		—	—
Net change in unrealized appreciation (depreciation)[1]	89,948	(332,396)	(242,448)
Purchases		—	—
Sales	—	—	—

Closing Balance, as of December 31, 2016	$1,369,267	$7,622,988	$8,992,255

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$89,948	$(332,396)	$(242,448)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$1,369,267	Market	Tangible Book Value Multiple[1]	1.80x	—
Preferred Stocks	7,622,988	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	27.00% - 72.00%	41.44%
			Revenue Growth Rate[1]	187.00%	—
			Revenue Multiple[1]	11.00x - 12.00x	11.75x
			Revenue Multiple[1]	34.0x - 46.0x	—
			Exit Scenario Probability[1]	20.00% - 50.00%	—
			Time to Exit[2]	1-3 years	—

Total	$8,992,255

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 23.1%
AbbVie, Inc.	701,306	$43,915,782
Acceleron Pharma, Inc. (a)	747,600	19,078,752
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679) (a)(b)	297,971,595	25,238,194
Agios Pharmaceuticals, Inc. (a)	174,400	7,277,712
Alder Biopharmaceuticals, Inc. (a)	117,794	2,450,115
Alkermes PLC (a)	370,700	20,603,506
Amgen, Inc.	1,305,746	190,913,123
Aquinox Pharmaceuticals, Inc. (a)	410,517	6,777,636
Audentes Therapeutics, Inc. (a)	182,579	3,335,718
Avexis, Inc. (a)	414,156	19,767,666
Biogen, Inc. (a)	424,262	120,312,218
BioMarin Pharmaceutical, Inc. (a)	191,300	15,847,292
Celgene Corp. (a)	1,781,338	206,189,873
Genomic Health, Inc. (a)	300,800	8,840,512
Gilead Sciences, Inc.	1,073,856	76,898,828
Global Blood Therapeutics, Inc. (a)	312,637	4,517,605
Halozyme Therapeutics, Inc. (a)	781,900	7,725,172
Incyte Corp. (a)	302,600	30,341,702
Inotek Pharmaceuticals Corp. (a)	255,034	1,555,707
Lion Biotechnologies, Inc. (a)	1,140,378	7,925,627
Myovant Sciences Ltd. (a)	535,198	6,657,863
Neurocrine Biosciences, Inc. (a)	537,338	20,794,981
Otonomy, Inc. (a)	171,200	2,722,080
Prothena Corp. PLC (a)	40,664	2,000,262
PTC Therapeutics, Inc. (a)	340,800	3,718,128
Ra Pharmaceuticals, Inc. (a)	93,770	1,424,366
Regeneron Pharmaceuticals, Inc. (a)	165,122	60,614,635
REGENXBIO, Inc. (a)	640,313	11,877,806
Sage Therapeutics, Inc. (a)	286,697	14,638,749
Sarepta Therapeutics, Inc. (a)	680,855	18,675,853
Seattle Genetics, Inc. (a)(c)	389,518	20,554,865
Spark Therapeutics, Inc. (a)	83,000	4,141,700
Syndax Pharmaceuticals, Inc. (a)	956,421	6,857,538
TESARO, Inc. (a)	390,774	52,551,287
Vertex Pharmaceuticals, Inc. (a)	1,517,870	111,821,483

		1,158,564,336
Diversified Consumer Services — 0.4%
Service Corp. International	764,400	21,708,960
Health Care Equipment & Supplies — 20.7%
Abbott Laboratories	2,144,300	82,362,563
Baxter International, Inc.	2,768,000	122,733,120
Becton Dickinson and Co.	392,292	64,943,941
Boston Scientific Corp. (a)	6,302,600	136,325,238
CR Bard, Inc.	454,560	102,121,450
Edwards Lifesciences Corp. (a)	216,800	20,314,160
Hologic, Inc. (a)	1,314,900	52,753,788
Intuitive Surgical, Inc. (a)	103,500	65,636,595
iRhythm Technologies, Inc. (a)	87,995	2,639,850
Masimo Corp. (a)	424,900	28,638,260
Medtronic PLC	3,087,523	219,924,263
Stryker Corp.	1,133,400	135,792,654

		1,034,185,882
Health Care Providers & Services — 28.9%
Aetna, Inc.	894,923	110,979,401
Amedisys, Inc. (a)	1,004,000	42,800,520
AmerisourceBergen Corp.	328,600	25,693,234
Anthem, Inc.	681,900	98,036,763
Cardinal Health, Inc.	670,280	48,240,052
Centene Corp. (a)	718,100	40,579,831
Cigna Corp.	813,500	108,512,765
DaVita, Inc. (a)	1,182,059	75,888,188
Express Scripts Holding Co. (a)	336,100	23,120,319

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
HCA Holdings, Inc. (a)	1,087,148	$80,470,695
HealthEquity, Inc. (a)	228,700	9,266,924
Humana, Inc.	690,400	140,862,312
McKesson Corp.	538,000	75,562,100
Quest Diagnostics, Inc.	1,002,500	92,129,750
Teladoc, Inc. (a)(c)	386,400	6,375,600
UnitedHealth Group, Inc.	2,506,853	401,196,754
Universal Health Services, Inc., Class B	477,900	50,839,002
WellCare Health Plans, Inc. (a)	115,400	15,819,032

		1,446,373,242
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	678,300	30,903,348
Thermo Fisher Scientific, Inc.	456,400	64,398,040

		95,301,388
Pharmaceuticals — 22.6%
Allergan PLC (a)	654,560	137,464,146
AstraZeneca PLC	1,095,527	59,824,614
Bristol-Myers Squibb Co.	2,489,726	145,499,587
Chugai Pharmaceutical Co. Ltd.	255,900	7,340,247
Dermira, Inc. (a)	406,300	12,323,079
Eli Lilly & Co.	1,239,800	91,187,290
GlaxoSmithKline PLC	1,215,200	23,342,308
Intra-Cellular Therapies, Inc. (a)	249,554	3,765,770
Jazz Pharmaceuticals PLC (a)	253,600	27,650,008
Johnson & Johnson	1,250,000	144,012,500
Merck & Co., Inc.	1,963,100	115,567,697
Merck KGaA	392,900	40,909,246
Mylan NV (a)	1,171,100	44,677,465
Pacira Pharmaceuticals, Inc. (a)	92,700	2,994,210
Pfizer, Inc.	6,773,637	220,007,730
Phibro Animal Health Corp., Class A	276,600	8,104,380
Zoetis, Inc.	839,600	44,943,788

		1,129,614,065
Total Common Stocks — 97.6%		4,885,747,873

Preferred Stocks	Shares	Value
Biotechnology — 0.2%
Ovid Therapeutics Inc. (Acquired 8/07/15, cost $9,342,296) (a)(b)	1,499,566	9,342,296
Total Preferred Stocks — 0.2%		9,342,296

Rights	Shares	Value
Biotechnology — 0.0%
Dyax Corp. — CVR (a)	1,269,237	1,408,853
Total Long-Term Investments (Cost — $3,925,077,213) — 97.8%		4,896,499,022

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	103,277,787	$103,277,787
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)(f)	8,995,859	8,996,758
Total Short-Term Securities (Cost — $112,273,900) — 2.3%		112,274,545

Value
Total Investments (Cost — $4,037,351,113*) — 100.1%	$5,008,773,567
Liabilities in Excess of Other Assets — (0.1)%	(4,069,467)

Net Assets — 100.0%	$5,004,704,100

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,057,276,834

Gross unrealized appreciation	$1,079,580,834
Gross unrealized depreciation	(128,084,101)

Net unrealized appreciation	$951,496,733

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $34,580,490 and an original cost of $26,483,975, which was 0.69% of its net assets.

(c)	Security, or a portion of security, is on loan. (d) Current yield as of period end.

(e)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	132,199,702	(28,921,915)	103,277,787	$103,277,787	$105,443		$526
SL Liquidity Series, LLC, Money Market Series	11,591,525	(2,595,666)	8,995,859	8,996,758	164,407	[1]	1,404
Total				$112,274,545	$269,850		$1,930

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	33,114,106	USD	35,459,048	Royal Bank of Canada	1/12/17	$(576,469)
USD	37,126,821	EUR	33,114,106	Citibank N.A.	1/12/17	2,244,242
Total						$1,667,773

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,133,326,142	—	$25,238,194	$1,158,564,336
Diversified Consumer Services	21,708,960	—	—	21,708,960
Health Care Equipment & Supplies	1,034,185,882	—	—	1,034,185,882
Health Care Providers & Services	1,446,373,242	—	—	1,446,373,242
Life Sciences Tools & Services	95,301,388	—	—	95,301,388
Pharmaceuticals	998,197,650	$131,416,415	—	1,129,614,065
Preferred Stocks:
Biotechnology	—	—	9,342,296	9,342,296
Rights:
Biotechnology	—	—	1,408,853	1,408,853
Short-Term Securities	103,277,787	—	—	103,277,787

Subtotal	$4,832,371,051	$131,416,415	$35,989,343	$4,999,776,809

Investments Valued at NAV[1]				8,996,758

Total Investments				$5,008,773,567

1 As of December 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,244,242	—	$2,244,242
Liabilities:
Foreign currency exchange contracts	—	(576,469)	—	(576,469)

Total	—	$1,667,773	—	$1,667,773

[1]

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of September 30, 2016	$25,327,586	$9,342,296	$1,408,853	$36,078,735
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(89,392)	—	—	(89,392)
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of December 31, 2016	$25,238,194	$9,342,296	$1,408,853	$35,989,343

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$(89,392)	—	—	$(89,392)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,408,853.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$25,238,194	Income	Discount Rate[1]	1.51%
			Time to Exit[1]	2-3 years
Preferred Stocks	9,342,296	Cost	—	—
Total	$34,580,490

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.2%
Commonwealth Bank of Australia	145,500	$8,631,679
Belgium — 2.0%
Anheuser-Busch InBev SA	133,229	14,101,535
British Virgin Islands — 0.4%
Nomad Holdings Ltd. (a)	260,143	2,489,569
Canada — 5.1%
Canadian Pacific Railway Ltd.	49,900	7,119,386
Encana Corp.	559,600	6,568,574
Fairfax Financial Holdings Ltd.	6,413	3,097,479
Potash Corp. of Saskatchewan, Inc.	391,779	7,087,709
Toronto-Dominion Bank	240,900	11,881,278

		35,754,426
China — 6.3%
AIA Group Ltd.	2,184,500	12,237,222
Alibaba Group Holding Ltd. — ADR (a)	100,258	8,803,655
China Construction Bank Corp., H Shares	14,871,000	11,388,664
China Unicom Hong Kong Ltd.	3,520,000	4,073,904
Tencent Holdings Ltd.	315,600	7,652,389

		44,155,834
France — 8.6%
AXA SA	463,400	11,681,798
BNP Paribas SA	219,787	13,986,832
Dassault Aviation SA	5,401	6,028,163
Renault SA	85,300	7,576,100
Sanofi	59,100	4,779,148
Société Générale SA	117,750	5,791,767
Unibail-Rodamco SE	43,500	10,366,294

		60,210,102
Germany — 5.3%
Continental AG	20,208	3,893,221
Innogy SE (a)	107,072	3,720,549
KION Group AG	68,390	3,797,128
SAP SE	95,400	8,252,609
ThyssenKrupp AG	430,900	10,236,179
Wacker Chemie AG	69,600	7,223,767

		37,123,453
India — 2.1%
Bharti Infratel Ltd.	1,198,079	6,054,657
HDFC Bank Ltd.	446,755	8,691,506

		14,746,163
Indonesia — 1.0%
Matahari Department Store Tbk PT	6,142,071	6,875,088
Ireland — 3.6%
Green REIT PLC	5,265,855	7,605,163
Ryanair Holdings PLC — ADR (a)	82,114	6,836,812
Shire PLC — ADR	60,300	10,273,914

		24,715,889
Italy — 5.5%
Atlantia SpA	232,200	5,432,651
Azimut Holding SpA	355,400	5,911,523
Buzzi Unicem SpA	191,500	4,531,261
Eni SpA	716,800	11,620,136
Snam SpA	1,281,900	5,272,281
Telecom Italia SpA (a)	6,545,000	5,778,861

		38,546,713
Japan — 8.0%
Don Quijote Holdings Co. Ltd.	120,000	4,428,638
FANUC Corp.	26,300	4,399,845
Mitsubishi Estate Co. Ltd.	420,000	8,343,162

Common Stocks	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	34,200	$7,109,339
ORIX Corp.	388,100	6,040,487
Sumitomo Mitsui Financial Group, Inc.	447,800	17,053,556
TOTO Ltd.	81,600	3,223,084
Toyota Motor Corp.	86,700	5,083,083

		55,681,194
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV — ADR	92,200	7,026,562
Netherlands — 6.1%
Aalberts Industries NV	198,405	6,427,940
ASML Holding NV	73,600	8,248,413
CNH Industrial NV	427,800	3,712,034
Koninklijke Philips NV	252,100	7,707,207
Royal Dutch Shell PLC, Class B	572,516	16,449,569

		42,545,163
New Zealand — 0.7%
Xero Ltd. (a)	413,800	5,023,772
Nigeria — 0.5%
Lekoil Ltd. (a)	11,614,700	3,757,435
Norway — 1.4%
Statoil ASA	524,700	9,576,659
Peru — 0.6%
Credicorp Ltd. (a)	26,100	4,120,146
Philippines — 0.4%
CEMEX Holdings Philippines, Inc. (a)	12,614,000	2,816,503
Portugal — 1.4%
Galp Energia SGPS SA	667,200	9,946,810
South Africa — 1.2%
Naspers Ltd., N Shares	56,997	8,321,087
South Korea — 2.7%
LG Chem Ltd.	37,800	8,151,453
Samsung Electronics Co. Ltd.	6,900	10,269,360

		18,420,813
Spain — 1.1%
Cellnex Telecom SAU (b)	520,014	7,464,376
Sweden — 1.1%
Hexagon AB, B Shares	209,964	7,478,065
Switzerland — 4.0%
Nestle SA, Registered Shares	175,800	12,593,888
Roche Holding AG	28,714	6,545,430
UBS Group AG, Registered Shares	535,500	8,372,789

		27,512,107
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,534,000	8,592,327
Thailand — 0.7%
True Corp. PCL	24,598,900	4,911,468
United Kingdom — 14.5%
AstraZeneca PLC	135,700	7,410,315
BAE Systems PLC	728,900	5,301,720
Diageo PLC	244,300	6,339,585
GlaxoSmithKline PLC	185,900	3,570,881
Imperial Brands PLC	182,200	7,940,419
Kennedy Wilson Europe Real Estate PLC	312,798	3,693,543
Liberty Global PLC, Class A (a)	314,100	9,608,319
Lloyds Banking Group PLC	8,648,200	6,640,797
Metro Bank PLC (a)	120,353	4,326,722
Reckitt Benckiser Group PLC	72,800	6,166,776

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	232,000	$8,857,347
Sophos Group PLC (b)	1,484,100	4,794,012
Unilever PLC	331,100	13,389,715
Vodafone Group PLC	2,190,800	5,391,326
Worldpay Group PLC (a)(b)	2,225,500	7,388,906

		100,820,383
United States — 1.9%
Pfizer, Inc.	236,600	7,684,768
Samsonite International SA	1,869,300	5,339,480

		13,024,248
Total Common Stocks — 89.6%		624,389,569

Exchange-Traded Funds	Shares	Value
United States — 6.5%
WisdomTree Japan Hedged Equity Fund	918,410	45,498,031
Total Exchange-Traded Funds — 6.5%		45,498,031

Preferred Stocks	Shares	Value
China — 0.5%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046) (a)(c)	101,000	$3,861,230
India — 3.5%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969) (a)(c)	749	18,257,667
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847) (a)(c)	248	6,045,262

		24,302,929
Total Preferred Stocks — 4.0%		28,164,159
Total Long-Term Investments (Cost — $652,357,094) — 100.1%		$698,051,759

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	1,009,735	1,009,735
Total Short-Term Securities (Cost — $1,009,735) — 0.2%		1,009,735
Total Investments (Cost — $653,366,829*) — 100.3%		699,061,494
Liabilities in Excess of Other Assets — (0.3)%		(1,793,362)

Net Assets — 100.0%		$697,268,132

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$657,217,888

Gross unrealized appreciation	$80,203,781
Gross unrealized depreciation	(38,360,175)

Net unrealized appreciation	$41,843,606

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $28,164,159 and an original cost of $10,193,862, which was 4.04% of its net assets.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,833,103	(24,823,368)	1,009,735	$1,009,735	$5,143	$6
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	(3,015)[1]	—
Total				$1,009,735	$2,128	$6

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,597,461	USD	18,687,313	Barclays Bank PLC	1/12/17	$(942,796)
AUD	18,164,300	USD	14,010,960	UBS AG	1/12/17	(907,301)
CAD	2,575,000	USD	1,930,140	Bank of New York Mellon	1/12/17	(11,973)
CAD	9,319,000	USD	6,985,115	Citibank N.A.	1/12/17	(43,211)

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	64,268,270	USD	9,722,197	Standard Chartered Bank	1/12/17	$(615,138)
EUR	2,229,635	USD	2,399,496	Australia & New Zealand Bank Group	1/12/17	(50,786)
EUR	4,287,590	USD	4,561,777	Australia & New Zealand Bank Group	1/12/17	(45,207)
EUR	1,892,773	USD	2,067,733	BNP Paribas S.A.	1/12/17	(73,876)
EUR	23,679,900	USD	25,521,487	BNP Paribas S.A.	1/12/17	(576,951)
EUR	3,255,347	USD	3,456,905	Commonwealth Bank of Australia	1/12/17	(27,705)
EUR	4,351,865	USD	4,732,097	Commonwealth Bank of Australia	1/12/17	(147,818)
EUR	3,911,805	USD	4,353,026	Northern Trust Corp.	1/12/17	(232,309)
EUR	3,626,251	USD	3,993,869	Royal Bank of Canada	1/12/17	(173,957)
EUR	156,109	USD	172,040	Royal Bank of Scotland PLC	1/12/17	(7,595)
EUR	1,749,908	USD	1,887,240	Standard Chartered Bank	1/12/17	(43,878)
EUR	7,089,356	USD	7,553,083	Standard Chartered Bank	1/12/17	(85,117)
GBP	2,640,000	USD	3,207,739	Citibank N.A.	1/12/17	47,033
GBP	5,280,200	USD	6,503,494	Citibank N.A.	1/12/17	6,297
GBP	1,028,000	USD	1,271,887	Commonwealth Bank of Australia	1/12/17	(4,498)
GBP	4,037,000	USD	5,094,444	Northern Trust Corp.	1/12/17	(117,355)
GBP	4,295,000	USD	5,411,103	Westpac Banking Corp.	1/12/17	(115,934)
JPY	307,154,800	USD	2,984,659	Australia & New Zealand Bank Group	1/12/17	(354,554)
JPY	4,853,479,866	USD	47,060,602	Barclays Bank PLC	1/12/17	(5,501,228)
JPY	33,954,367	USD	299,690	Citibank N.A.	1/12/17	(8,946)
JPY	311,529,796	USD	2,747,368	Royal Bank of Scotland PLC	1/12/17	(79,801)
JPY	1,091,101,780	USD	9,261,349	Westpac Banking Corp.	1/12/17	81,536
MXN	35,345,066	USD	1,687,911	UBS AG	1/12/17	13,617
NOK	7,663,000	USD	890,745	Citibank N.A.	1/12/17	(3,232)
NOK	21,949,000	USD	2,605,785	Citibank N.A.	1/12/17	(63,698)
SEK	83,333,348	USD	9,493,623	Citibank N.A.	1/12/17	(338,549)
SEK	50,175,949	USD	5,868,118	Standard Chartered Bank	1/12/17	(355,745)
SGD	9,538,744	USD	6,965,831	Standard Chartered Bank	1/12/17	(379,680)
USD	6,746,741	CAD	9,052,000	Westpac Banking Corp.	1/12/17	3,730
USD	765,498	EUR	734,667	Bank of America N.A.	1/12/17	(8,405)
USD	1,545,732	EUR	1,481,180	Bank of America N.A.	1/12/17	(14,552)
USD	3,416,355	EUR	3,170,200	Barclays Bank PLC	1/12/17	76,849
USD	5,633,796	EUR	5,244,040	Barclays Bank PLC	1/12/17	109,696
USD	29,933,395	EUR	26,594,280	Barclays Bank PLC	1/12/17	1,918,836
USD	422,037	EUR	396,870	Citibank N.A.	1/12/17	3,972
USD	3,002,658	EUR	2,808,800	Citibank N.A.	1/12/17	43,852
USD	7,014,954	EUR	6,575,859	Citibank N.A.	1/12/17	87,908
USD	26,059,599	EUR	23,478,313	Citibank N.A.	1/12/17	1,327,417
USD	510,855	EUR	453,882	Northern Trust Corp.	1/12/17	32,733
USD	409,575	EUR	392,295	Royal Bank of Canada	1/12/17	(3,670)
USD	619,489	EUR	560,288	Royal Bank of Canada	1/12/17	29,279
USD	1,583,152	EUR	1,446,089	Royal Bank of Canada	1/12/17	59,834
USD	21,943,995	EUR	21,093,200	Royal Bank of Canada	1/12/17	(275,697)
USD	3,860,232	EUR	3,433,405	Royal Bank of Scotland PLC	1/12/17	243,465
USD	7,568,642	EUR	6,868,114	Royal Bank of Scotland PLC	1/12/17	333,733
USD	3,707,664	EUR	3,312,425	Standard Chartered Bank	1/12/17	218,337
USD	816,685	EUR	781,357	Westpac Banking Corp.	1/12/17	(6,401)
USD	1,886,350	GBP	1,477,049	Bank of America N.A.	1/12/17	65,343
USD	47,237,803	GBP	36,988,715	Bank of America N.A.	1/12/17	1,635,597

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,019,214	JPY	315,309,248	Bank of America N.A.	1/12/17	$319,285
USD	5,365,844	JPY	563,148,577	Bank of America N.A.	1/12/17	543,716
USD	1,622,101	JPY	186,437,820	Barclays Bank PLC	1/12/17	25,671
USD	10,067,642	JPY	1,033,343,000	Citibank N.A.	1/12/17	1,219,334
USD	930,035	MXN	18,064,200	Citibank N.A.	1/12/17	60,416
USD	889,513	MXN	17,280,866	Northern Trust Corp.	1/12/17	57,604
USD	420,108	NOK	3,372,522	Northern Trust Corp.	1/12/17	29,509
USD	9,603,464	NOK	77,013,548	Royal Bank of Scotland PLC	1/12/17	683,918
USD	623,906	NZD	873,549	Royal Bank of Scotland PLC	1/12/17	17,344
USD	4,149,440	NZD	5,808,295	Royal Bank of Scotland PLC	1/12/17	116,358
USD	2,399,262	SEK	21,658,230	Barclays Bank PLC	1/12/17	19,870
USD	4,419,802	SEK	40,069,969	Citibank N.A.	1/12/17	17,680
Total						$(2,167,794)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$8,631,679	—	$8,631,679
Belgium	$14,101,535	—	—	14,101,535
British Virgin Islands	2,489,569	—	—	2,489,569
Canada	35,754,426	—	—	35,754,426
China	8,803,655	35,352,179	—	44,155,834
France	—	60,210,102	—	60,210,102
Germany	3,720,549	33,402,904	—	37,123,453
India	—	14,746,163	—	14,746,163
Indonesia	—	6,875,088	—	6,875,088
Ireland	24,715,889	—	—	24,715,889
Italy	—	38,546,713	—	38,546,713
Japan	—	55,681,194	—	55,681,194
Mexico	7,026,562	—	—	7,026,562
Netherlands	—	42,545,163	—	42,545,163
New Zealand	—	5,023,772	—	5,023,772
Nigeria	3,757,435	—	—	3,757,435
Norway	—	9,576,659	—	9,576,659
Peru	4,120,146	—	—	4,120,146
Philippines	2,816,503	—	—	2,816,503
Portugal	—	9,946,810	—	9,946,810
South Africa	—	8,321,087	—	8,321,087
South Korea	—	18,420,813	—	18,420,813
Spain	—	7,464,376	—	7,464,376
Sweden	—	7,478,065	—	7,478,065
Switzerland	—	27,512,107	—	27,512,107
Taiwan	—	8,592,327	—	8,592,327
Thailand	4,911,468	—	—	4,911,468
United Kingdom	9,608,319	91,212,064	—	100,820,383
United States	7,684,768	5,339,480	—	13,024,248
Exchange-Traded Funds	45,498,031	—	—	45,498,031
Preferred Stocks:
China	—	—	$3,861,230	3,861,230
India	—	—	24,302,929	24,302,929
Short-Term Securities	1,009,735	—	—	1,009,735

Total	$176,018,590	$494,878,745	$28,164,159	$699,061,494

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$9,449,769	—	$9,449,769
Liabilities:
Foreign currency exchange contracts	—	(11,617,563)	—	(11,617,563)

Total	—	$(2,167,794)	—	$(2,167,794)

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS	DECEMBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2016	$29,608,987
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(1,444,828)
Purchases
Sales	—

Closing Balance, as of December 31, 2016	$28,164,159

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$(1,444,828)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$28,164,159	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	348.00%	—
			Revenue Growth Rate[1]	27.00%	—
			Revenue Multiple[1]	4.50x - 46.0x	35.13x
			Scenario Probability[1]	20% - 50%	—
			Time to Exit[2]	1-3 years	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
TransDigm Group, Inc. (a)	50,852	$12,660,114
Airlines — 1.2%
Southwest Airlines Co.	131,643	6,561,087
Banks — 8.0%
Bank of The Ozarks, Inc.	79,388	4,175,015
First Republic Bank	165,448	15,244,379
KeyCorp	278,070	5,080,339
Signature Bank (a)	18,189	2,731,988
SVB Financial Group (a)	64,622	11,093,013
Zions Bancorporation	97,349	4,189,901

		42,514,635
Beverages — 2.1%
Constellation Brands, Inc., Class A	72,876	11,172,620
Building Products — 2.2%
AO Smith Corp.	245,529	11,625,798
Chemicals — 2.7%
Scotts Miracle-Gro Co., Class A	115,767	11,061,537
Sherwin-Williams Co.	11,845	3,183,225

		14,244,762
Diversified Telecommunication Services — 5.1%
SBA Communications Corp., Class A (a)	120,366	12,428,993
Zayo Group Holdings, Inc. (a)	440,997	14,491,161

		26,920,154
Electrical Equipment — 2.3%
Acuity Brands, Inc.	51,596	11,911,453
Equity Real Estate Investment Trusts (REITs) — 2.9%
Equinix, Inc.	42,787	15,292,502
Health Care Equipment & Supplies — 4.3%
DexCom, Inc. (a)	143,586	8,572,084
Intuitive Surgical, Inc. (a)	22,368	14,185,115

		22,757,199
Health Care Providers & Services — 2.7%
VCA, Inc. (a)	211,443	14,515,562
Hotels, Restaurants & Leisure — 5.8%
Chipotle Mexican Grill, Inc. (a)(b)	6,999	2,640,863
Domino’s Pizza, Inc.	101,202	16,115,406
Vail Resorts, Inc.	75,274	12,142,449

		30,898,718
Industrial Conglomerates — 2.7%
Roper Technologies, Inc.	76,505	14,006,535
Internet & Direct Marketing Retail — 3.0%
Netflix, Inc. (a)	129,640	16,049,432
Internet Software & Services — 10.8%
CoStar Group, Inc. (a)	57,600	10,857,024
IAC/InterActiveCorp	139,858	9,061,400
Liberty Expedia Holdings, Inc. (a)	193,304	7,668,370
Liberty Ventures (a)	289,957	10,690,715
MercadoLibre, Inc.	27,232	4,252,004
Pandora Media, Inc. (a)	623,903	8,135,695
Wix.com Ltd. (a)	150,109	6,687,356

		57,352,564
IT Services — 12.4%
Black Knight Financial Services, Inc., Class A (a)	120,018	4,536,680
Fiserv, Inc. (a)	129,258	13,737,540
FleetCor Technologies, Inc. (a)	80,539	11,397,879
Global Payments, Inc.	241,593	16,768,970
Vantiv, Inc., Class A (a)	204,422	12,187,640

Common Stocks	Shares	Value
IT Services (continued)
Worldpay Group PLC	2,163,915	$7,184,437

		65,813,146
Machinery — 0.7%
Wabtec Corp.	42,660	3,541,633
Media — 3.9%
Live Nation Entertainment, Inc. (a)	357,081	9,498,355
Madison Square Garden Co., Class A (a)	66,348	11,379,346

		20,877,701
Oil, Gas & Consumable Fuels — 3.2%
Concho Resources, Inc. (a)	28,654	3,799,520
Diamondback Energy, Inc. (a)	77,950	7,877,627
Parsley Energy, Inc., Class A (a)	149,331	5,262,424

		16,939,571
Pharmaceuticals — 2.1%
Zoetis, Inc.	204,759	10,960,749
Professional Services — 2.7%
Equifax, Inc.	121,489	14,363,644
Road & Rail — 0.6%
Norfolk Southern Corp.	27,315	2,951,932
Semiconductors & Semiconductor Equipment — 1.6%
Inphi Corp. (a)	86,598	3,864,003
Silicon Laboratories, Inc. (a)	70,373	4,574,245

		8,438,248
Software — 8.3%
Activision Blizzard, Inc.	81,634	2,947,804
Autodesk, Inc. (a)	71,923	5,323,021
PTC, Inc. (a)	237,324	10,980,982
Take-Two Interactive Software, Inc. (a)	219,062	10,797,566
Ubisoft Entertainment SA (a)	107,796	3,830,617
Zendesk, Inc. (a)	463,893	9,834,532

		43,714,522
Specialty Retail — 2.3%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	48,650	12,402,831
Total Common Stocks — 96.0%		508,487,112

Preferred Stocks
Internet Software & Services — 3.0%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911) (a)(c)	322,368	15,928,203
Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	3,710,980
Total Preferred Stocks — 3.7%		19,639,183
Total Long-Term Investments (Cost — $431,409,662) — 99.7%		528,126,295

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	532,015	$532,015
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)(f)	298,077	298,106
Total Short-Term Securities (Cost — $830,121) — 0.2%		830,121
Total Investments (Cost — $432,239,783*) — 99.9%		$528,956,416
Other Assets in Excess of Liabilities — 0.1%		535,495

Net Assets — 100.0%		$529,491,911

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$431,788,623

Gross unrealized appreciation	$100,157,067
Gross unrealized depreciation	(3,819,395)

Net unrealized appreciation	$96,337,672

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $19,639,183 and an original cost of $7,812,816 which was 3.7% of its net assets.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,658,855	(2,126,840)	532,015	$532,015	$1,957		—
SL Liquidity Series, LLC, Money Market Series	—	298,077	298,077	298,106	1,635	[1]	$192
Total				$830,121	$3,592		$192

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is based

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$12,660,114	—	—	$12,660,114
Airlines	6,561,087	—	—	6,561,087
Banks	42,514,635	—	—	42,514,635
Beverages	11,172,620	—	—	11,172,620
Building Products	11,625,798	—	—	11,625,798
Chemicals	14,244,762	—	—	14,244,762
Diversified Telecommunication Services	26,920,154	—	—	26,920,154
Electrical Equipment	11,911,453	—	—	11,911,453
Equity Real Estate Investment Trusts (REITs)	15,292,502	—	—	15,292,502
Health Care Equipment & Supplies	22,757,199	—	—	22,757,199
Health Care Providers & Services	14,515,562	—	—	14,515,562
Hotels, Restaurants & Leisure	30,898,718	—	—	30,898,718
Industrial Conglomerates	14,006,535	—	—	14,006,535
Internet & Direct Marketing Retail	16,049,432	—	—	16,049,432
Internet Software & Services	57,352,564	—	—	57,352,564
IT Services	58,628,709	$7,184,437	—	65,813,146
Machinery	3,541,633	—	—	3,541,633
Media	20,877,701	—	—	20,877,701
Oil, Gas & Consumable Fuels	16,939,571	—	—	16,939,571
Pharmaceuticals	10,960,749	—	—	10,960,749
Professional Services	14,363,644	—	—	14,363,644
Road & Rail	2,951,932	—	—	2,951,932
Semiconductors & Semiconductor Equipment	8,438,248	—	—	8,438,248
Software	39,883,905	3,830,617	—	43,714,522
Specialty Retail	12,402,831	—	—	12,402,831
Preferred Stock:
Internet Software & Services	—	—	$15,928,203	15,928,203
Preferred Stock:
Software	—	—	3,710,980	3,710,980
Short-Term Securities	532,015	—	—	532,015

Subtotal	$498,004,073	$11,015,054	$19,639,183	$528,658,310

Investments Valued at NAV[1]				298,106

Total Investments				$528,956,416

[1]     As of December 31, 2016, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2016	$20,174,639
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(535,456)
Purchases	—
Sales	—

Closing balance, as of December 31, 2016	$19,639,183

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$(535,456)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$19,639,183	Market	Revenue Multiple[1]	11.00x - 12.00x	11.81x
			Revenue Growth Rate[1]	72.00% - 187.00%	165.27%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 2.1%
Finisar Corp. (a)	43,700	$1,322,799
Juniper Networks, Inc.	75,100	2,122,326
Oclaro, Inc. (a)	190,400	1,704,080
Quantenna Communications, Inc. (a)	84,217	1,526,854

		6,676,059
Diversified Telecommunication Services — 0.5%
Zayo Group Holdings, Inc. (a)	48,100	1,580,566
Electronic Equipment, Instruments & Components — 2.3%
Coherent, Inc. (a)	14,500	1,992,083
Fabrinet (a)	31,200	1,257,360
Flex Ltd. (a)	132,700	1,906,899
Largan Precision Co. Ltd.	18,000	2,098,105

		7,254,447
Equity Real Estate Investment Trusts (REITs) — 0.9%
CyrusOne, Inc.	32,100	1,435,833
Equinix, Inc.	3,900	1,393,899

		2,829,732
Household Durables — 0.8%
Sony Corp.	96,200	2,688,014
Internet & Direct Marketing Retail — 7.0%
Amazon.com, Inc. (a)	18,100	13,572,647
Ensogo Ltd. (a)	94,425	—
Expedia, Inc.	16,700	1,891,776
Netflix, Inc. (a)	27,090	3,353,742
Priceline Group, Inc. (a)	1,600	2,345,696
Yoox Net-A-Porter Group SpA (a)	43,700	1,235,712

		22,399,573
Internet Software & Services — 20.0%
Akamai Technologies, Inc. (a)	31,100	2,073,748
Alibaba Group Holding Ltd. — ADR (a)	94,600	8,306,826
Alphabet, Inc., Class A (a)	24,383	19,322,308
Baidu, Inc. — ADR (a)	7,700	1,265,957
Coupa Software, Inc. (a)	38,053	951,706
Criteo SA — ADR (a)	35,000	1,437,800
Facebook, Inc., Class A (a)	85,600	9,848,280
Five9, Inc. (a)	106,900	1,516,911
GoDaddy, Inc., Class A (a)	38,400	1,342,080
MercadoLibre, Inc.	16,000	2,498,240
Shopify, Inc., Class A (a)	45,100	1,933,437
Takeaway.com Holding BV (a)	39,500	977,429
Tencent Holdings Ltd.	441,000	10,692,977
Yandex NV (a)	103,800	2,089,494

		64,257,193
IT Services — 10.7%
Cielo SA	184,700	1,582,721
Computer Sciences Corp.	40,600	2,412,452
Euronet Worldwide, Inc. (a)	31,975	2,315,949
Fidelity National Information Services, Inc.	37,938	2,869,630
Global Payments, Inc.	29,900	2,075,359
InterXion Holding NV (a)	64,900	2,276,043
Mastercard, Inc., Class A	62,800	6,484,100
PayPal Holdings, Inc. (a)	64,500	2,545,815
Square, Inc., Class A (a)	212,200	2,892,286
Visa, Inc., Class A	94,100	7,341,682
Wirecard AG (b)	38,300	1,643,363

		34,439,400
Media — 1.5%
Eros International PLC (a)(b)	94,300	1,230,615
Naspers Ltd., N Shares	24,338	3,553,145

		4,783,760

Common Stocks	Shares	Value
Professional Services — 0.4%
Equifax, Inc.	11,100	$1,312,353
Semiconductors & Semiconductor Equipment — 18.6%
Advanced Micro Devices, Inc. (a)	239,400	2,714,796
Applied Materials, Inc.	120,200	3,878,854
ASML Holding NV	53,100	5,950,961
BE Semiconductor Industries NV	41,700	1,387,112
Broadcom Ltd. (a)	27,921	4,935,595
Dialog Semiconductor PLC (a)	47,000	1,974,707
Lam Research Corp.	36,100	3,816,853
M/A-COM Technology Solutions Holdings, Inc. (a)	39,400	1,823,432
Maxim Integrated Products, Inc.	36,500	1,407,805
Megachips Corp.	75,000	1,657,593
Micron Technology, Inc. (a)	103,200	2,262,144
Microsemi Corp. (a)	35,300	1,905,141
Monolithic Power Systems, Inc.	16,700	1,368,231
NVIDIA Corp.	53,800	5,742,612
NXP Semiconductors NV (a)	40,065	3,926,771
Renesas Electronics Corp. (a)(b)	183,100	1,452,641
Silicon Laboratories, Inc. (a)	23,200	1,508,000
Skyworks Solutions, Inc.	33,800	2,523,508
SOITEC (a)	1,450,200	2,240,884
STMicroelectronics NV	246,900	2,798,485
Taiwan Semiconductor Manufacturing Co. Ltd.	798,000	4,469,802

		59,745,927
Software — 21.0%
Activision Blizzard, Inc.	101,900	3,679,609
Adobe Systems, Inc. (a)	40,900	4,210,655
Altium Ltd.	161,700	942,497
Autodesk, Inc. (a)	45,800	3,389,658
Blackline, Inc. (a)	37,470	1,035,296
Electronic Arts, Inc. (a)	44,500	3,504,820
ESI Group (a)	22,500	1,070,312
Gridsum Holding, Inc. — ADR (a)	130,251	1,327,258
HubSpot, Inc. (a)	34,700	1,630,900
Intuit, Inc.	14,000	1,604,540
Linx SA	278,900	1,486,747
Microsoft Corp.	300,900	18,697,926
Nintendo Co. Ltd.	25,500	5,300,823
Oracle Corp.	56,500	2,172,425
Proofpoint, Inc. (a)	32,410	2,289,768
PTC, Inc. (a)	40,900	1,892,443
salesforce.com, Inc. (a)	85,100	5,825,946
Symantec Corp.	63,900	1,526,571
Take-Two Interactive Software, Inc. (a)	56,300	2,775,027
Xero Ltd. (a)	128,060	1,554,723
Zendesk, Inc. (a)	61,600	1,305,920

		67,223,864
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	161,259	18,677,017
Samsung Electronics Co. Ltd.	2,500	3,720,783

		22,397,800
Total Common Stocks — 92.8%		297,588,688

Preferred Stocks	Shares	Value
Internet & Direct Marketing Retail — 1.5%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150) (a)(c)	143	3,485,776
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249) (a)(c)	47	1,145,675

		4,631,451

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Preferred Stocks	Shares	Value
Internet Software & Services — 2.7%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004) (a)(c)	128,924	$6,370,135
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592) (a)(c)	39,400	1,506,262
Zuora, Inc. (Acquired 1/16/15, cost $1,006,815) (a)(c)	265,000	850,650

		8,727,047
Software — 1.3%
Illumio, Inc., Series C (Acquired 3/11/15, cost $499,995) (a)(c)	155,575	480,727
MongoDB, Series C (Acquired 12/19/13, cost $1,512,773) (a)(c)	60,303	1,249,478
MongoDB, Series D (Acquired 12/19/13, cost $470,592) (a)(c)	18,759	388,686
MongoDB, Series E (Acquired 12/19/13, cost $16,632) (a)(c)	663	13,737
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011) (a)(c)	244,700	1,979,623

		4,112,251
Total Preferred Stocks — 5.5%		17,470,749

		Value
Total Long-Term Investments (Cost — $221,610,750) — 98.3%		$315,059,437

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	4,988,841	4,988,841
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)(f)	2,077,466	2,077,674
Total Short-Term Securities (Cost — $7,066,496) — 2.2%		7,066,515

Total Investments Before Options Written (Cost — $228,677,246*) — 100.5%		322,125,952

Options Written		Value
(Premiums Received — $428,306) — (0.1)%		(355,850)
Total Investments Net of Options Written (Cost — $228,248,940) — 100.4%		321,770,102
Liabilities in Excess of Other Assets — (0.4)%		(1,163,654)

Net Assets — 100.0%		$320,606,448

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$229,798,593

Gross unrealized appreciation	$96,750,816
Gross unrealized depreciation	(4,423,457)

Net unrealized appreciation	$92,327,359

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $17,470,749 and an original cost $9,501,813, which was 5.45% of its net assets.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,579,591	3,409,250	4,988,841	$4,988,841	$2,456		$9
SL Liquidity Series, LLC, Money Market Series	2,454,786	(377,320)	2,077,466	2,077,674	28,206	[1]	330
Total				$7,066,515	$30,662		$339

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	2,609,000	USD	336,409	Barclays Bank PLC	1/12/17	$67
HKD	11,062,300	USD	1,426,551	HSBC Bank PLC	1/12/17	126
SEK	17,311,484	USD	2,017,704	Morgan Stanley & Co. International PLC	1/12/17	(115,849)
SEK	1,442,945	USD	168,202	Royal Bank of Scotland PLC	1/12/17	(9,679)
USD	292,202	GBP	230,538	Citibank N.A.	1/12/17	7,979
USD	15,349	HKD	118,952	HSBC Bank PLC	1/12/17	8
USD	13,097,238	HKD	101,500,473	HSBC Bank PLC	1/12/17	6,979
USD	127,022	NZD	178,131	Northern Trust Corp.	1/12/17	3,334
USD	1,638,878	NZD	2,297,958	Royal Bank of Scotland PLC	1/12/17	43,254
USD	420,118	ZAR	5,929,065	HSBC Bank PLC	1/12/17	(10,444)
USD	4,059,951	ZAR	57,285,551	Morgan Stanley & Co. International PLC	1/12/17	(100,056)
ZAR	2,297,000	USD	160,131	Citibank N.A.	1/12/17	6,674
Total						$(167,607)

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Electronic Arts, Inc.	Call	01/06/17	USD	79.00	40	$(3,880)
Netflix, Inc.	Call	01/06/17	USD	122.00	54	(15,444)
PayPal Holdings, Inc.	Call	01/06/17	USD	40.00	4	(76)
PayPal Holdings, Inc.	Call	01/06/17	USD	40.50	15	(98)
GoDaddy, Inc., Class A	Call	01/09/17	USD	34.51	67	(5,937)
PayPal Holdings, Inc.	Call	01/13/17	USD	41.00	3	(54)
PayPal Holdings, Inc.	Call	01/13/17	USD	40.00	4	(152)
Amazon.com, Inc.	Call	01/20/17	USD	770.00	35	(28,962)
Applied Materials, Inc.	Call	01/20/17	USD	32.00	102	(10,251)
M/A-COM Technology Solutions Holdings, Inc.	Call	01/20/17	USD	55.00	22	(770)
M/A-COM Technology Solutions Holdings, Inc.	Call	01/20/17	USD	50.00	45	(2,475)
MercadoLibre, Inc.	Call	01/20/17	USD	165.00	28	(5,040)
Monolithic Power Systems, Inc.	Call	01/20/17	USD	90.00	58	(6,380)
PayPal Holdings, Inc.	Call	01/20/17	USD	41.00	3	(81)
PayPal Holdings, Inc.	Call	01/20/17	USD	40.00	100	(5,800)
Proofpoint, Inc.	Call	01/20/17	USD	75.00	32	(2,560)
Applied Materials, Inc.	Call	01/27/17	USD	33.00	234	(15,444)
Electronic Arts, Inc.	Call	01/27/17	USD	85.00	49	(2,058)
Applied Materials, Inc.	Call	02/03/17	USD	33.50	84	(5,208)
Amazon.com, Inc.	Call	02/17/17	USD	785.00	28	(58,380)
Coherent, Inc.	Call	02/17/17	USD	135.00	50	(56,500)
Euronet Worldwide, Inc.	Call	02/17/17	USD	80.00	111	(12,210)
GoDaddy, Inc., Class A	Call	02/17/17	USD	37.00	67	(6,197)
M/A-COM Technology Solutions Holdings, Inc.	Call	02/17/17	USD	45.00	70	(27,300)
Proofpoint, Inc.	Call	02/17/17	USD	75.00	32	(10,240)
MercadoLibre, Inc.	Call	03/17/17	USD	165.00	28	(22,400)
Total						$(303,897)

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
		Morgan Stanley & Co.
Altium Ltd.	Call	International PLC	1/18/17	AUD 8.70	4,000	$(166)
Zayo Group Holdings, Inc.	Call	Barclays Bank PLC	2/06/17	USD 33.31	8,400	(10,850)
Zayo Group Holdings, Inc.	Call	Barclays Bank PLC	2/23/17	USD 33.31	8,400	(13,407)
		Goldman Sachs
Yoox Net-A-Porter Group SpA	Call	International	2/24/17	EUR 27.69	15,300	(14,860)
BE Semiconductor Industries NV	Call	UBS AG	2/28/17	EUR 32.93	14,500	(12,670)
Total						$(51,953)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$6,676,059	—	—	$6,676,059
Diversified Telecommunication Services	1,580,566	—	—	1,580,566
Electronic Equipment, Instruments & Components	5,156,342	$2,098,105	—	7,254,447
Equity Real Estate Investment Trusts (REITs)	2,829,732	—	—	2,829,732
Household Durables	—	2,688,014	—	2,688,014
Internet & Direct Marketing Retail	21,163,861	1,235,712	—	22,399,573
Internet Software & Services	52,586,787	11,670,406	—	64,257,193
IT Services	32,796,037	1,643,363	—	34,439,400
Media	1,230,615	3,553,145	—	4,783,760
Professional Services	1,312,353	—	—	1,312,353
Semiconductors & Semiconductor Equipment	37,813,742	21,932,185	—	59,745,927
Software	59,425,821	7,798,043	—	67,223,864
Technology Hardware, Storage & Peripherals	18,677,017	3,720,783	—	22,397,800
Preferred Stocks:
Internet & Direct Marketing Retail	—	—	$4,631,451	4,631,451
Internet Software & Services	—	—	8,727,047	8,727,047
Software	—	—	4,112,251	4,112,251

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$4,988,841	—	—	$4,988,841

Subtotal	$246,237,773	$56,339,756	$17,470,749	$320,048,278

Investments Valued at NAV[1]				2,077,674

Total Investments				$322,125,952

[1] As of December 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$68,421	—	$68,421
Liabilities:
Equity contracts	$(297,960)	(57,890)	—	(355,850)
Foreign currency exchange contracts	—	(236,028)	—	(236,028)

Total	$(297,960)	$(225,497)	—	$(523,457)

[1]    Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$46,974	$18,053,994	$18,100,968
Transfers into Level 3		—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(46,974)	(583,245)	(630,219)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2016	—	$17,470,749	$17,470,749

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$(46,974)	$(583,245)	$(630,219)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$17,470,749	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	23.00% - 72.00%	44.01%
			Revenue Growth Rate[1]	187.00% - 348.00%	218.49%
			Revenue Multiple[1]	4.50x - 12.00x	9.75x
			Revenue Multiple[1]	14.25x - 46.00x	38.59x
			Scenario Probability[1]	15% - 55%	35.00%
			Time to Exit[2]	1-3 years	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	DECEMBER 31, 2016	5

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
DigitalGlobe, Inc. (a)	75,803	$2,171,756
Engility Holdings, Inc. (a)	62,396	2,102,745
HEICO Corp., Class A	38,563	2,618,428
Taser International, Inc. (a)	25,311	613,539
Vectrus, Inc. (a)	64,555	1,539,637

		9,046,105
Air Freight & Logistics — 0.9%
Hub Group, Inc., Class A (a)	151,377	6,622,744
Airlines — 0.6%
Hawaiian Holdings, Inc. (a)	73,922	4,213,554
Auto Components — 2.7%
American Axle & Manufacturing Holdings, Inc. (a)	85,601	1,652,099
Cooper-Standard Holdings, Inc. (a)	35,049	3,623,366
Horizon Global Corp. (a)	40,827	979,848
Lear Corp.	1,671	221,190
Tenneco, Inc. (a)	165,133	10,315,859
Tower International, Inc.	87,898	2,491,908

		19,284,270
Banks — 2.9%
Bank of The Ozarks, Inc.	43,076	2,265,367
Central Pacific Financial Corp.	199,391	6,264,865
Fidelity Southern Corp.	81,277	1,923,827
Home BancShares, Inc.	89,843	2,494,940
Wintrust Financial Corp.	109,345	7,935,167

		20,884,166
Beverages — 0.4%
Primo Water Corp. (a)	225,041	2,763,503
Biotechnology — 6.9%
Acceleron Pharma, Inc. (a)	4,605	117,520
Achillion Pharmaceuticals, Inc. (a)	247,176	1,020,837
Acorda Therapeutics, Inc. (a)	29,079	546,685
Aduro Biotech, Inc. (a)	38,180	435,252
Alder Biopharmaceuticals, Inc. (a)	71,762	1,492,650
Applied Genetic Technologies Corp. (a)	78,468	733,676
Aptevo Therapeutics, Inc. (a)	26,472	64,592
Ardelyx, Inc. (a)	49,969	709,560
Arena Pharmaceuticals, Inc. (a)	99,660	141,517
Ariad Pharmaceuticals, Inc. (a)	78,760	979,774
aTyr Pharma, Inc. (a)	168,776	362,868
BioSpecifics Technologies Corp. (a)	18,550	1,033,235
Bluebird Bio, Inc. (a)	20,297	1,252,325
Cascadian Therapeutics, Inc. (a)	23,269	100,289
ChemoCentryx, Inc. (a)	102,043	755,118
Clovis Oncology, Inc. (a)	10,180	452,196
Coherus Biosciences, Inc. (a)	25,135	707,550
Concert Pharmaceuticals, Inc. (a)	50,770	522,423
Corvus Pharmaceuticals, Inc. (a)	20,360	291,148
Cytokinetics, Inc. (a)	84,719	1,029,336
Emergent Biosolutions, Inc. (a)	11,477	376,905
Enanta Pharmaceuticals, Inc. (a)	22,805	763,968
Enzon Pharmaceuticals, Inc. (a)	507,281	185,158
Exact Sciences Corp. (a)	116,977	1,562,813
Exelixis, Inc. (a)	161,571	2,409,024
FibroGen, Inc. (a)	76,084	1,628,198
Five Prime Therapeutics, Inc. (a)	17,589	881,385
Genomic Health, Inc. (a)	38,800	1,140,332
Global Blood Therapeutics, Inc. (a)	11,339	163,849
Halozyme Therapeutics, Inc. (a)	147,121	1,453,555
Ignyta, Inc. (a)	64,962	344,299
Immune Design Corp. (a)	45,125	248,188
ImmunoGen, Inc. (a)	49,834	101,661

Common Stocks	Shares	Value
Biotechnology (continued)
Infinity Pharmaceuticals, Inc. (a)	63,166	$85,274
Insys Therapeutics, Inc. (a)(b)	60,343	555,156
Ironwood Pharmaceuticals, Inc. (a)	150,413	2,299,815
Kite Pharma, Inc. (a)	17,182	770,441
Lexicon Pharmaceuticals, Inc. (a)	86,062	1,190,237
Ligand Pharmaceuticals, Inc., Class B (a)	9,239	938,775
Merrimack Pharmaceuticals, Inc. (a)(b)	178,832	729,635
MiMedx Group, Inc. (a)	12,184	107,950
Myriad Genetics, Inc. (a)	41,603	693,522
Natera, Inc. (a)	24,274	284,249
NewLink Genetics Corp. (a)	44,190	454,273
Novavax, Inc. (a)(b)	153,680	193,637
OncoGenex Pharmaceuticals, Inc. (a)	38,554	19,273
Ophthotech Corp. (a)	142,682	689,154
Peregrine Pharmaceuticals, Inc. (a)	322,426	99,436
Pfenex, Inc. (a)	40,513	367,453
Portola Pharmaceuticals, Inc. (a)	53,940	1,210,414
Progenics Pharmaceuticals, Inc. (a)	11,145	96,293
Prothena Corp. PLC (a)	16,157	794,763
PTC Therapeutics, Inc. (a)	43,618	475,872
Puma Biotechnology, Inc. (a)	41,704	1,280,313
Radius Health, Inc. (a)	8,426	320,441
Repligen Corp. (a)	48,582	1,497,297
Retrophin, Inc. (a)	32,252	610,530
Rigel Pharmaceuticals, Inc. (a)	261,905	623,334
Sage Therapeutics, Inc. (a)	13,316	679,915
Sangamo Biosciences, Inc. (a)	147,659	450,360
Sarepta Therapeutics, Inc. (a)	47,552	1,304,351
Seres Therapeutics, Inc. (a)	7,157	70,854
Spark Therapeutics, Inc. (a)	2,771	138,273
Spectrum Pharmaceuticals, Inc. (a)	113,156	501,281
Strongbridge Biopharma PLC (a)	23,753	57,007
Synergy Pharmaceuticals, Inc. (a)	36,379	221,548
TESARO, Inc. (a)	17,953	2,414,319
Trevena, Inc. (a)	46,232	271,844
Ultragenyx Pharmaceutical, Inc. (a)	20,422	1,435,871
United Therapeutics Corp. (a)	1,143	163,940
Vanda Pharmaceuticals, Inc. (a)	61,857	986,619
Verastem, Inc. (a)	75,628	84,703
vTv Therapeutics, Inc., Class A (a)	38,077	183,912
Xencor, Inc. (a)	3,912	102,964
ZIOPHARM Oncology, Inc. (a)(b)	92,122	492,853

		49,956,037
Building Products — 3.7%
Apogee Enterprises, Inc.	185,666	9,944,271
Continental Building Products, Inc. (a)	152,769	3,528,964
NCI Building Systems, Inc. (a)	86,540	1,354,351
Trex Co., Inc. (a)	3,986	256,698
Universal Forest Products, Inc.	115,206	11,771,749

		26,856,033
Capital Markets — 0.6%
Evercore Partners, Inc., Class A	64,245	4,413,632
Chemicals — 2.6%
Advanced Emissions Solutions, Inc. (a)	14,010	129,452
Chemours Co.	13,238	292,427
Chemtura Corp. (a)	26,146	868,047
Ferro Corp. (a)	25,244	361,747
GCP Applied Technologies, Inc. (a)	26,604	711,657
Innospec, Inc.	15,060	1,031,610
Koppers Holdings, Inc. (a)	28,637	1,154,071
OMNOVA Solutions, Inc. (a)	95,032	950,320
PolyOne Corp.	320,428	10,266,513

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	17,336	$1,362,263
Stepan Co.	21,426	1,745,790

		18,873,897
Commercial Services & Supplies — 3.0%
ABM Industries, Inc.	40,717	1,662,882
ACCO Brands Corp. (a)	9,561	124,771
ARC Document Solutions, Inc. (a)	415,601	2,111,253
Casella Waste Systems, Inc., Class A (a)	30,374	376,941
InnerWorkings, Inc. (a)	63,437	624,854
Knoll, Inc.	178,028	4,972,322
Paylocity Holding Corp. (a)	23,889	716,909
Quad/Graphics, Inc.	14,513	390,109
Steelcase, Inc., Class A	227,178	4,066,486
Tetra Tech, Inc.	152,547	6,582,403

		21,628,930
Communications Equipment — 2.3%
Black Box Corp.	21,485	327,646
Calix, Inc. (a)	111,464	858,273
Ciena Corp. (a)	109,846	2,681,341
Finisar Corp. (a)	59,719	1,807,694
Lumentum Holdings, Inc. (a)	9,240	357,126
NETGEAR, Inc. (a)	46,994	2,554,124
ShoreTel, Inc. (a)	317,955	2,273,378
Ubiquiti Networks, Inc. (a)	99,191	5,733,240

		16,592,822
Construction & Engineering — 1.9%
Comfort Systems USA, Inc.	158,127	5,265,629
EMCOR Group, Inc.	22,564	1,596,629
MasTec, Inc. (a)	175,701	6,720,563

		13,582,821
Construction Materials — 0.2%
Summit Materials, Inc., Class A (a)	43,664	1,038,767
Consumer Finance — 0.4%
Consumer Portfolio Services, Inc. (a)	186,779	956,308
Emergent Capital, Inc. (a)	304,683	368,666
Enova International, Inc. (a)	110,026	1,380,826

		2,705,800
Distributors — 0.3%
Core-Mark Holding Co., Inc.	49,196	2,118,872
Diversified Consumer Services — 0.4%
Collectors Universe, Inc.	67,796	1,439,309
K12, Inc. (a)	94,950	1,629,342

		3,068,651
Diversified Financial Services — 0.1%
Houlihan Lokey, Inc.	21,399	665,937
Newstar Financial, Inc. (a)	9,762	90,299

		756,236
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	42,055	1,738,974
FairPoint Communications, Inc. (a)	13,447	251,459
Inteliquent, Inc.	23,919	548,223
Leap Wireless International, Inc. (a)	11,529	36,605

		2,575,261
Electric Utilities — 0.1%
Ormat Technologies, Inc.	6,637	355,876
Spark Energy, Inc., Class A (b)	18,163	550,339

		906,215

Common Stocks	Shares	Value
Electrical Equipment — 0.1%
LSI Industries, Inc.	98,452	$958,922
Electronic Equipment, Instruments & Components — 3.2%
Fabrinet (a)	85,389	3,441,177
Kemet Corp. (a)	149,051	988,208
PC Connection, Inc. (a)	7,950	223,316
Sanmina Corp. (a)	155,911	5,714,138
SYNNEX Corp.	102,645	12,422,098
Tech Data Corp. (a)	1,849	156,573

		22,945,510
Energy Equipment & Services — 0.5%
Aspen Aerogels, Inc. (a)	66,784	275,818
Helix Energy Solutions Group, Inc. (a)	128,241	1,131,086
Matrix Service Co. (a)	32,772	743,924
McDermott International, Inc. (a)	93,800	693,182
Pioneer Energy Services Corp. (a)	70,469	482,713
Unit Corp. (a)	16,528	444,107

		3,770,830
Equity Real Estate Investment Trusts (REITs) — 5.4%
American Assets Trust, Inc.	16,255	700,265
Chatham Lodging Trust	101,909	2,094,230
CoreSite Realty Corp.	38,199	3,031,855
DCT Industrial Trust, Inc.	22,912	1,097,027
FelCor Lodging Trust, Inc.	223,073	1,786,815
Hudson Pacific Properties, Inc.	126,177	4,388,436
National Storage Affiliates Trust	113,341	2,501,436
PS Business Parks, Inc.	122,661	14,292,460
QTS Realty Trust, Inc.	37,530	1,863,365
Retail Opportunity Investments Corp.	257,914	5,449,723
Ryman Hospitality Properties, Inc.	5,766	363,316
Summit Hotel Properties, Inc.	104,162	1,669,717

		39,238,645
Food & Staples Retailing — 0.4%
Performance Food Group Co. (a)	68,366	1,640,784
SpartanNash Co.	39,318	1,554,634

		3,195,418
Food Products — 1.5%
Dean Foods Co.	318,842	6,944,379
Fresh Del Monte Produce, Inc.	26,256	1,591,901
Lancaster Colony Corp.	3,569	504,621
Sanderson Farms, Inc.	14,600	1,375,904

		10,416,805
Gas Utilities — 0.7%
Southwest Gas Corp.	69,733	5,342,942
Health Care Equipment & Supplies — 6.1%
Cantel Medical Corp.	126,136	9,933,210
Cardiovascular Systems, Inc. (a)	64,777	1,568,251
Cutera, Inc. (a)	6,383	110,745
Cynosure, Inc., Class A (a)	30,601	1,395,406
Glaukos Corp. (a)	35,132	1,205,028
Insulet Corp. (a)	87,943	3,313,692
LeMaitre Vascular, Inc.	68,308	1,730,925
Masimo Corp. (a)	227,273	15,318,200
Nanostring Technologies, Inc. (a)	46,171	1,029,613
Neogen Corp. (a)	19,611	1,294,326
NxStage Medical, Inc. (a)	128,345	3,363,922
RTI Surgical, Inc. (a)	562,301	1,827,478
SeaSpine Holdings Corp. (a)	89,391	706,189
Zeltiq Aesthetics, Inc. (a)	25,835	1,124,339

		43,921,324

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Health Care Providers & Services — 1.9%
BioTelemetry, Inc. (a)	60,015	$1,341,335
CorVel Corp. (a)	4,339	158,807
Diplomat Pharmacy, Inc. (a)	29,037	365,866
Five Star Quality Care, Inc. (a)	158,552	428,090
HealthSouth Corp.	23,301	960,933
LHC Group, Inc. (a)	2,550	116,535
Magellan Health Services, Inc. (a)	15,397	1,158,624
Medpace Holdings, Inc. (a)	24,980	901,029
National Research Corp., Class A	16,376	311,144
Surgery Partners, Inc. (a)	6,217	98,539
Surgical Care Affiliates, Inc. (a)	38,960	1,802,679
U.S. Physical Therapy, Inc.	24,314	1,706,843
WellCare Health Plans, Inc. (a)	32,332	4,432,071

		13,782,495
Health Care Technology — 0.6%
Medidata Solutions, Inc. (a)	34,685	1,722,804
Omnicell, Inc. (a)	21,643	733,698
Vocera Communications, Inc. (a)	92,054	1,702,078

		4,158,580
Hotels, Restaurants & Leisure — 4.6%
Bloomin’ Brands, Inc.	30,788	555,108
Bravo Brio Restaurant Group, Inc. (a)	49,240	187,112
Carrols Restaurant Group, Inc. (a)	223,721	3,411,745
Cheesecake Factory, Inc.	122,673	7,345,659
Dave & Buster’s Entertainment, Inc. (a)	4,246	239,050
Isle of Capri Casinos, Inc. (a)	20,078	495,726
J Alexander’s Holdings, Inc. (a)	110,627	1,189,240
Jack in the Box, Inc.	3,849	429,702
Papa John’s International, Inc.	91,160	7,801,473
Red Rock Resorts, Inc., Class A	33,876	785,584
Scientific Games Corp., Class A (a)	77,665	1,087,310
Texas Roadhouse, Inc.	21,230	1,024,135
Vail Resorts, Inc.	54,583	8,804,784

		33,356,628
Household Durables — 1.0%
Ethan Allen Interiors, Inc.	14,600	538,010
GoPro, Inc., Class A (a)(b)	32,810	285,775
iRobot Corp. (a)	8,546	499,514
La-Z-Boy, Inc.	81,482	2,530,016
TopBuild Corp. (a)	68,211	2,428,312
ZAGG, Inc. (a)	151,359	1,074,649

		7,356,276
Household Products — 0.1%
Central Garden & Pet Co. (a)	21,175	700,681
Central Garden & Pet Co., Class A (a)	9,345	288,761

		989,442
Insurance — 0.6%
Argo Group International Holdings Ltd.	37,600	2,477,840
CNO Financial Group, Inc.	5,653	108,255
James River Group Holdings Ltd.	10,084	418,990
Primerica, Inc.	9,716	671,861
Universal Insurance Holdings, Inc.	24,058	683,247

		4,360,193
Internet & Catalog Retail — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A (a)	32,804	493,700
Shutterfly, Inc. (a)	16,444	825,160

		1,318,860
Internet Software & Services — 4.5%
Bankrate, Inc. (a)	92,659	1,023,882

Common Stocks	Shares	Value
Internet Software & Services (continued)
Box, Inc., Class A (a)	60,609	$840,041
Brightcove, Inc. (a)	10,618	85,475
Carbonite, Inc. (a)	60,061	985,000
Cornerstone OnDemand, Inc. (a)	15,044	636,512
Earthlink Holdings Corp.	646,307	3,645,171
Five9, Inc. (a)	36,954	524,377
GrubHub, Inc. (a)	45,951	1,728,677
Intralinks Holdings, Inc. (a)	18,009	243,482
j2 Global, Inc.	1,290	105,522
Limelight Networks, Inc. (a)	473,316	1,192,756
LogMeIn, Inc. (a)	64,959	6,271,791
NIC, Inc. (a)	222,479	5,317,248
QuinStreet, Inc. (a)	883,139	3,320,603
Web.com Group, Inc. (a)	164,746	3,484,378
Wix.com Ltd. (a)	67,227	2,994,963

		32,399,878
IT Services — 2.5%
Convergys Corp.	176,007	4,322,732
CSG Systems International, Inc.	88,461	4,281,512
Datalink Corp. (a)	44,076	496,296
Euronet Worldwide, Inc. (a)	31,870	2,308,344
Everi Holdings, Inc. (a)	156,964	340,612
Hackett Group, Inc.	81,889	1,446,160
Lionbridge Technologies, Inc. (a)	45,749	265,344
Net1 UEPS Technologies, Inc. (a)	89,272	1,024,843
Unisys Corp. (a)	241,129	3,604,879

		18,090,722
Leisure Products — 0.5%
Brunswick Corp.	59,382	3,238,694
Johnson Outdoors, Inc., Class A	3,226	128,040
MCBC Holdings, Inc. (a)	9,806	142,971

		3,509,705
Life Sciences Tools & Services — 1.2%
Cambrex Corp. (a)	24,103	1,300,357
Harvard Bioscience, Inc. (a)	214,387	653,880
INC Research Holdings, Inc., Class A (a)	47,119	2,478,459
PAREXEL International Corp. (a)	32,969	2,166,723
PRA Health Sciences, Inc. (a)	32,389	1,785,282

		8,384,701
Machinery — 2.8%
Briggs & Stratton Corp.	47,722	1,062,292
Commercial Vehicle Group, Inc. (a)	84,577	467,711
Global Brass & Copper Holdings, Inc.	5,473	187,724
Greenbrier Cos., Inc.	36,601	1,520,772
John Bean Technologies Corp.	78,607	6,756,272
Luxfer Holdings PLC — ADR	314,150	3,421,093
Mueller Water Products, Inc., Class A	208,213	2,771,315
Supreme Industries, Inc., Class A	41,726	655,098
Watts Water Technologies, Inc., Class A	54,996	3,585,739

		20,428,016
Media — 0.6%
AMC Entertainment Holdings, Inc., Class A	4,674	157,280
Entercom Communications Corp., Class A	50,643	774,838
Harte-Hanks, Inc. (a)	241,006	363,919
New Media Investment Group, Inc.	5,966	95,396
Sinclair Broadcast Group, Inc., Class A	86,690	2,891,112
Tronc, Inc. (a)	12,913	179,103

		4,461,648

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Metals & Mining — 1.3%
Fairmount Santrol Holdings, Inc. (a)	18,339	$216,217
Ryerson Holding Corp. (a)	14,404	192,293
Worthington Industries, Inc.	195,160	9,258,390

		9,666,900
Multiline Retail — 1.0%
Big Lots, Inc.	136,249	6,841,062
Multi-Utilities — 0.0%
Avista Corp.	7,517	300,605
Oil, Gas & Consumable Fuels — 1.2%
Bill Barrett Corp. (a)	109,528	765,601
Carrizo Oil & Gas, Inc. (a)	53,190	1,986,647
Eclipse Resources Corp. (a)	62,169	165,991
EP Energy Corp., Class A (a)(b)	119,528	782,908
Evolution Petroleum Corp.	107,337	1,073,370
Matador Resources Co. (a)	74,178	1,910,825
Oasis Petroleum, Inc. (a)	131,692	1,993,817
Sanchez Energy Corp. (a)	15,321	138,349

		8,817,508
Paper & Forest Products — 0.2%
Boise Cascade Co. (a)	54,493	1,226,093
Personal Products — 0.1%
Avon Products, Inc. (a)	119,750	603,540
Inter Parfums, Inc.	1,841	60,293
Natural Health Trends Corp. (b)	6,040	150,094

		813,927
Pharmaceuticals — 3.6%
Aratana Therapeutics, Inc. (a)	36,130	259,413
Catalent, Inc. (a)	46,556	1,255,150
Corcept Therapeutics, Inc. (a)	168,799	1,225,481
Heska Corp. (a)	14,791	1,059,036
Horizon Pharma PLC (a)	136,716	2,212,065
Innoviva, Inc. (a)	96,500	1,032,550
Juniper Pharmaceuticals, Inc. (a)	80,652	451,651
Nektar Therapeutics (a)	68,128	835,931
Prestige Brands Holdings, Inc. (a)	252,403	13,150,196
Ra Pharmaceuticals, Inc. (a)	20,773	315,542
Sciclone Pharmaceuticals, Inc. (a)	262,048	2,830,118
Sucampo Pharmaceuticals, Inc., Class A (a)	79,686	1,079,745

		25,706,878
Professional Services — 1.6%
Insperity, Inc.	99,873	7,085,989
Kforce, Inc.	89,181	2,060,081
RPX Corp. (a)	201,061	2,171,459
Volt Information Sciences, Inc. (a)	23,022	157,701

		11,475,230
Real Estate Investment Trusts (REITs) — 0.3%
Ashford Hospitality Prime, Inc.	10,983	149,918
Ramco-Gershenson Properties Trust	107,069	1,775,204

		1,925,122
Real Estate Management & Development — 0.5%
AV Homes, Inc. (a)	13,371	211,262
Marcus & Millichap, Inc. (a)	79,843	2,133,405
RE/MAX Holdings, Inc., Class A	11,042	618,352
RMR Group, Inc., Class A	14,899	588,511

		3,551,530
Road & Rail — 0.2%
ArcBest Corp.	8,768	242,435
YRC Worldwide, Inc. (a)	94,116	1,249,860

		1,492,295

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. (a)	794,939	$9,014,608
Alpha & Omega Semiconductor Ltd. (a)	97,052	2,064,296
Ambarella, Inc. (a)	2,773	150,102
Amkor Technology, Inc. (a)	261,701	2,760,946
Cirrus Logic, Inc. (a)	91,141	5,153,112
Entegris, Inc. (a)	75,322	1,348,264
Inphi Corp. (a)	15,558	694,198
Microsemi Corp. (a)	105,963	5,718,823
Monolithic Power Systems, Inc.	58,977	4,831,986
Power Integrations, Inc.	20,481	1,389,636
Rudolph Technologies, Inc. (a)	15	350
Semtech Corp. (a)	180,480	5,694,144
Synaptics, Inc. (a)	28,813	1,543,801
Ultra Clean Holdings, Inc. (a)	92,759	899,762

		41,264,028
Software — 6.7%
A10 Networks, Inc. (a)	522,475	4,341,767
Aspen Technology, Inc. (a)	121,718	6,655,540
Barracuda Networks, Inc. (a)	9,649	206,778
CommVault Systems, Inc. (a)	30,006	1,542,308
Ellie Mae, Inc. (a)	42,548	3,560,417
Exa Corp. (a)	37,460	575,386
Gigamon, Inc. (a)	93,310	4,250,271
HubSpot, Inc. (a)	22,411	1,053,317
Imperva, Inc. (a)	7,621	292,646
Manhattan Associates, Inc. (a)	64,315	3,410,624
MicroStrategy, Inc., Class A (a)	20,610	4,068,414
Mitek Systems, Inc. (a)	63,529	390,703
Proofpoint, Inc. (a)	132,667	9,372,924
RingCentral, Inc., Class A (a)	10,975	226,085
Silver Spring Networks, Inc. (a)	18,083	240,685
Take-Two Interactive Software, Inc. (a)	137,499	6,777,326
Varonis Systems, Inc. (a)	25,358	679,594
Zix Corp. (a)	188,892	933,126

		48,577,911
Specialty Retail — 2.3%
Aaron’s, Inc.	38,152	1,220,482
American Eagle Outfitters, Inc.	129,320	1,961,784
America’s Car-Mart, Inc. (a)	6,523	285,381
Asbury Automotive Group, Inc. (a)	18,915	1,167,056
Big 5 Sporting Goods Corp.	84,026	1,457,851
Burlington Stores, Inc. (a)	36,229	3,070,408
Chico’s FAS, Inc.	50,767	730,537
Children’s Place, Inc.	41,859	4,225,666
Haverty Furniture Cos., Inc.	40,190	952,503
Lithia Motors, Inc., Class A	850	82,306
Sears Hometown and Outlet Stores, Inc. (a)	55,996	263,181
Sonic Automotive, Inc., Class A	43,897	1,005,241
TravelCenters of America LLC (a)	54,044	383,712

		16,806,108
Steel Pipe & Tubes — 0.1%
Atkore International Group, Inc. (a)	23,425	560,092
Technology Hardware, Storage & Peripherals — 0.1%
Nimble Storage, Inc. (a)	28,083	222,417
Tessera Holdings Corp.	2,975	131,495

		353,912
Textiles, Apparel & Luxury Goods — 1.0%
Culp, Inc.	152,636	5,670,427
Oxford Industries, Inc.	27,929	1,679,371
Perry Ellis International, Inc. (a)	6,960	173,374

		7,523,172

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 1.1%
Banc of California, Inc.	5,720	$99,242
Essent Group Ltd. (a)	71,759	2,322,839
First Defiance Financial Corp.	19,458	987,299
Flagstar Bancorp, Inc. (a)	124,625	3,357,398
HomeStreet, Inc. (a)	14,235	449,826
Walker & Dunlop, Inc. (a)	11,607	362,138

		7,578,742
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	3,512	208,613
Beacon Roofing Supply, Inc. (a)	32,183	1,482,671
BMC Stock Holdings, Inc. (a)	21,841	425,900
GMS, Inc. (a)	77,110	2,257,781
MRC Global, Inc. (a)	65,851	1,334,141
Neff Corp., Class A (a)	48,442	683,032

		6,392,138
Water Utilities — 0.0%
SJW Group	3,848	215,411
Total Common Stocks — 98.6%		711,364,520

Preferred Stocks
Household Durables — 0.0%
AliphCom, Series 6 (Acquired 6/03/14, cost $749,991) (a)(c)	6,198	—
AliphCom, Series 8 (Acquired 8/31/15, cost $130,001) (a)(c)	142,746	1

		1
Software — 0.7%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000) (a)(c)	233,365	721,098
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)	60,511	1,253,788
MongoDB Series D (Acquired 12/19/13, cost $472,222) (a)(c)	18,824	390,033
MongoDB Series E (Acquired 12/19/13, cost $16,682) (a)(c)	665	13,779
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)	326,264	2,639,476

		5,018,174
Total Preferred Stocks — 0.7%		5,018,175

Rights	Shares	Value
Biotechnology — 0.0%
Dyax Corp. — CVR (a)	149,927	$166,419
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR (a)	7,330	—
Total Rights — 0.0%		166,419

Total Long-Term Investments (Cost — $626,990,865) — 99.3%		716,549,114

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	6,910,551	6,910,551
SL Liquidity Series, LLC, Money Market Series, 0.95% (a)(d)(e)(f)	2,215,162	2,215,384
Total Short-Term Securities (Cost — $9,125,714) — 1.2%		9,125,935

Total Investments (Cost — $636,116,579*) — 100.5%		725,675,049
Liabilities in Excess of Other Assets — (0.5)%		(3,903,157)

Net Assets — 100.0%		$721,771,892

BLACKROCK FUNDS	DECEMBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$641,909,879

Gross unrealized appreciation	$120,367,936
Gross unrealized depreciation	(36,602,766)

Net unrealized appreciation	$83,765,170

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $5,018,175 and an original cost of $5,636,885 which was 0.7% of its net assets.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class Series	6,602,499	308,052	6,910,551	$6,910,551	$4,752		$40
SL Liquidity Series, LLC, Money Market Series	6,420,757	(4,205,595)	2,215,162	2,215,384	138,786	[1]	623
Total				$9,125,935	$143,538		$663

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
110	Russell 2000 Mini Index	March 2017	$7,462,950	$(59,714)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$9,046,105	—	—	$9,046,105
Air Freight & Logistics	6,622,744	—	—	6,622,744
Airlines	4,213,554	—	—	4,213,554
Auto Components	19,284,270	—	—	19,284,270
Banks	20,884,166	—	—	20,884,166
Beverages	2,763,503	—	—	2,763,503
Biotechnology	49,956,037	—	—	49,956,037
Building Products	26,856,033	—	—	26,856,033
Capital Markets	4,413,632	—	—	4,413,632
Chemicals	18,873,897	—	—	18,873,897
Commercial Services & Supplies	21,628,930	—	—	21,628,930
Communications Equipment	16,592,822	—	—	16,592,822
Construction & Engineering	13,582,821	—	—	13,582,821
Construction Materials	1,038,767	—	—	1,038,767
Consumer Finance	2,705,800	—	—	2,705,800
Distributors	2,118,872	—	—	2,118,872
Diversified Consumer Services	3,068,651	—	—	3,068,651
Diversified Financial Services	756,236	—	—	756,236
Diversified Telecommunication Services	2,538,656	—	$36,605	2,575,261
Electric Utilities	906,215	—	—	906,215
Electrical Equipment	958,922	—	—	958,922
Electronic Equipment, Instruments & Components	22,945,510	—	—	22,945,510
Energy Equipment & Services	3,770,830	—	—	3,770,830
Equity Real Estate Investment Trusts (REITs)	39,238,645	—	—	39,238,645
Food & Staples Retailing	3,195,418	—	—	3,195,418
Food Products	10,416,805	—	—	10,416,805
Gas Utilities	5,342,942	—	—	5,342,942
Health Care Equipment & Supplies	43,921,324	—	—	43,921,324
Health Care Providers & Services	13,782,495	—	—	13,782,495
Health Care Technology	4,158,580	—	—	4,158,580
Hotels, Restaurants & Leisure	33,356,628	—	—	33,356,628
Household Durables	7,356,276	—	—	7,356,276
Household Products	989,442	—	—	989,442
Insurance	4,360,193	—	—	4,360,193
Internet & Catalog Retail	1,318,860	—	—	1,318,860
Internet Software & Services	32,399,878	—	—	32,399,878
IT Services	18,090,722	—	—	18,090,722
Leisure Products	3,509,705	—	—	3,509,705
Life Sciences Tools & Services	8,384,701	—	—	8,384,701
Machinery	20,428,016	—	—	20,428,016
Media	4,461,648	—	—	4,461,648
Metals & Mining	9,666,900	—	—	9,666,900
Multiline Retail	6,841,062	—	—	6,841,062
Multi-Utilities	300,605	—	—	300,605
Oil, Gas & Consumable Fuels	8,817,508	—	—	8,817,508
Paper & Forest Products	1,226,093	—	—	1,226,093
Personal Products	813,927	—	—	813,927
Pharmaceuticals	25,706,878	—	—	25,706,878
Professional Services	11,475,230	—	—	11,475,230
Real Estate Investment Trusts (REITs)	1,925,122	—	—	1,925,122
Real Estate Management & Development	3,551,530	—	—	3,551,530
Road & Rail	1,492,295	—	—	1,492,295
Semiconductors & Semiconductor Equipment	41,264,028	—	—	41,264,028
Software	48,577,911	—	—	48,577,911
Specialty Retail	16,806,108	—	—	16,806,108
Steel Pipe & Tubes	560,092	—	—	560,092

BLACKROCK FUNDS	DECEMBER 31, 2016	7

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$353,912	—	—	$353,912
Textiles, Apparel & Luxury Goods.	7,523,172	—	—	7,523,172
Thrifts & Mortgage Finance	7,578,742	—	—	7,578,742
Trading Companies & Distributors	6,392,138	—	—	6,392,138
Water Utilities	215,411	—	—	215,411
Preferred Stock:
Household Durables	—	—	$1	1
Preferred Stock:
Software	—	—	5,018,174	5,018,174
Rights	—	—	166,419	166,419
Short-Term Securities	6,910,551	—	—	6,910,551

Subtotal	$718,238,466	—	$5,221,199	$723,293,246

Investments Valued at NAV[1]				2,215,384

Total Investments				$725,675,049

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(59,714)	—	—	$(59,714)

[1]    As of December 31, 2016, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

8	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Knollwood CDO Ltd., Series 2004-1A, Class C, 4.08%, 1/10/39 (a)(b)	USD	146	$1

Common Stocks		Shares	Value
Aerospace & Defense — 0.0%
Airbus Group SE		782	51,650
Dassault Aviation SA		18	20,090
Rolls-Royce Holdings PLC		12,865	105,667

			177,407
Air Freight & Logistics — 1.2%
Deutsche Post AG		4,012	131,574
Expeditors International of Washington, Inc.		105,316	5,577,535
FedEx Corp.		430	80,066
United Parcel Service, Inc., Class B		8,874	1,017,315

			6,806,490
Airlines — 0.1%
ANA Holdings, Inc.		43,000	115,671
Delta Air Lines, Inc.		6,500	319,735
Japan Airlines Co. Ltd.		3,700	107,969
United Continental Holdings, Inc. (c)		1,871	136,358

			679,733
Auto Components — 1.0%
Aisin Seiki Co. Ltd.		8,200	354,809
Autoliv, Inc.		3,589	406,095
Bridgestone Corp.		11,300	406,583
Continental AG		1,625	313,068
Goodyear Tire & Rubber Co.		8,987	277,429
Koito Manufacturing Co. Ltd.		13,300	702,373
Lear Corp.		5,254	695,472
Magna International, Inc.		7,765	337,169
NGK Spark Plug Co. Ltd.		1,800	39,897
NOK Corp.		41,500	839,363
Sumitomo Electric Industries Ltd.		41,100	591,812
Sumitomo Rubber Industries Ltd.		10,500	166,135
Toyoda Gosei Co. Ltd.		14,100	329,083
Valeo SA		6,797	390,202

			5,849,490

Common Stocks	Shares	Value
Automobiles — 0.6%
Daimler AG	11,344	$841,905
Fiat Chrysler Automobiles NV	11,244	102,285
Ford Motor Co.	32,931	399,453
Peugeot SA (c)	100,782	1,641,460
Renault SA	6,088	540,719
Volkswagen AG	1,508	216,436

		3,742,258
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	20,959	141,242
Banco Santander SA	104,005	541,064
Bank Hapoalim BM	8,499	50,446
Bank Leumi Le-Israel BM (c)	11,569	47,544
Bank of America Corp.	87,957	1,943,850
Bank of East Asia Ltd.	9,800	37,413
Bank of Montreal	11,350	816,348
Barclays PLC	132,692	364,155
BB&T Corp.	9,023	424,261
BNP Paribas SA	7,766	494,214
BOC Hong Kong Holdings Ltd.	30,000	106,847
Canadian Imperial Bank of Commerce	3,537	288,619
Citigroup, Inc.	35,366	2,101,801
Citizens Financial Group, Inc.	5,470	194,896
Comerica, Inc.	800	54,488
Danske Bank A/S	3,864	116,901
DBS Group Holdings Ltd.	14,100	168,225
DNB ASA	9,909	147,102
Erste Group Bank AG	5,342	156,185
Fifth Third Bancorp	14,774	398,455
First Republic Bank	786	72,422
Hang Seng Bank Ltd.	6,200	114,976
HSBC Holdings PLC	228,773	1,845,892
ING Groep NV	22,140	311,705
Intesa Sanpaolo SpA	118,230	294,611
Japan Post Bank Co. Ltd.	5,000	59,918
JPMorgan Chase & Co.	28,135	2,427,769
M&T Bank Corp.	160	25,029
Mitsubishi UFJ Financial Group, Inc.	105,800	652,503
Mizrahi Tefahot Bank Ltd.	1,113	16,255

Portfolio Abbreviations
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	KRW	South Korean Won	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	SEK	Swedish Krona
CNY	Chinese Yuan	MIBOR	Moscow Interbank Offer Rate	STIBOR	Stockholm Interbank Offered Rate
CZK	Czech Koruna	MXIBTIIE	Mexico Interbank TIIE 28-Day	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	USD	U.S. Dollar
EUR	Euro	MYR	Malaysian Ringgit	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	OTC	Over-the-counter

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Banks (continued)
Mizuho Financial Group, Inc.	265,600	$476,628
National Australia Bank Ltd.	56,791	1,254,431
Nordea Bank AB	7,553	83,692
Oversea-Chinese Banking Corp. Ltd.	25,000	153,541
Regions Financial Corp.	20,255	290,862
Resona Holdings, Inc.	8,700	44,588
Royal Bank of Canada	5,290	358,025
Royal Bank of Scotland Group PLC (c)	26,779	73,995
Société Générale SA	2,086	102,604
Standard Chartered PLC (c)	23,815	194,211
Sumitomo Mitsui Financial Group, Inc.	12,600	479,845
Sumitomo Mitsui Trust Holdings, Inc.	600	21,467
SunTrust Banks, Inc.	13,121	719,687
Toronto-Dominion Bank	24,469	1,206,820
U.S. Bancorp	25,034	1,285,997
UniCredit SpA	14,138	40,601
United Overseas Bank Ltd.	10,400	146,109
Wells Fargo & Co.	52,591	2,898,290

		24,246,529
Beverages — 0.5%
Coca-Cola European Partners PLC	162	5,113
Diageo PLC	38,930	1,010,234
Dr. Pepper Snapple Group, Inc.	2,486	225,406
Heineken Holding NV	1,599	111,196
Kirin Holdings Co. Ltd.	3,000	48,694
Molson Coors Brewing Co., Class B	4,462	434,197
PepsiCo, Inc.	9,157	958,097

		2,792,937
Biotechnology — 0.6%
AbbVie, Inc.	16,234	1,016,573
Actelion Ltd.	449	97,033
Amgen, Inc.	10,469	1,530,672
Biogen, Inc. (c)	613	173,835
Celgene Corp. (c)	2,409	278,842
CSL Ltd.	622	44,983
Gilead Sciences, Inc.	8,767	627,805

		3,769,743
Building Products — 0.2%
AO Smith Corp.	11,792	558,351
Asahi Glass Co. Ltd.	11,000	74,631
Compagnie de Saint-Gobain	988	45,959
Geberit AG	1,090	436,389

		1,115,330
Capital Markets — 0.9%
3i Group PLC	4,614	39,913
Ameriprise Financial, Inc.	3,161	350,681
Charles Schwab Corp.	19,327	762,837
CME Group, Inc.	5,906	681,257
Credit Suisse Group AG	19,185	274,173
Daiwa Securities Group, Inc.	4,000	24,631
E*TRADE Financial Corp. (c)	13,547	469,404
Goldman Sachs Group, Inc.	395	94,583
Morgan Stanley	571	24,125
MSCI, Inc.	7,342	578,403
State Street Corp.	11,942	928,132
TD Ameritrade Holding Corp.	8,537	372,213
UBS Group AG, Registered Shares	49,243	769,937

		5,370,289

Common Stocks	Shares	Value
Chemicals — 1.2%
Agrium, Inc.	63	$6,333
Akzo Nobel NV	11,023	688,794
BASF SE	8,245	764,120
Celanese Corp., Class A	6,668	525,038
Covestro AG	16,120	1,103,380
Dow Chemical Co.	2,142	122,565
Eastman Chemical Co.	5,956	447,951
EMS-Chemie Holding AG	55	27,931
Evonik Industries AG	22,887	682,237
Frutarom Industries Ltd.	306	15,619
Hitachi Chemical Co. Ltd.	2,800	69,850
Linde AG	1,611	264,266
LyondellBasell Industries NV, Class A	1,651	141,623
Mitsubishi Chemical Holdings Corp.	105,600	682,774
Mitsubishi Gas Chemical Co., Inc.	3,600	61,342
Mitsui Chemicals, Inc.	60,000	268,832
Shin-Etsu Chemical Co. Ltd.	4,000	309,556
Sumitomo Chemical Co. Ltd.	137,000	649,425
Syngenta AG, Registered Shares	739	291,981
Teijin Ltd.	5,500	111,131
Toray Industries, Inc.	1,000	8,076

		7,242,824
Commercial Services & Supplies — 0.5%
Babcock International Group PLC	7,690	90,200
Brambles Ltd.	174,008	1,552,866
Republic Services, Inc.	17,592	1,003,624

		2,646,690
Communications Equipment — 0.0%
Nokia OYJ	19,024	91,243
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	873	27,550
Bouygues SA	12,376	443,054
Vinci SA	877	59,658

		530,262
Construction Materials — 0.0%
LafargeHolcim Ltd.	3,631	190,599
Consumer Finance — 0.7%
Ally Financial, Inc.	1,822	34,654
American Express Co.	20,051	1,485,378
Capital One Financial Corp.	7,503	654,562
Discover Financial Services	8,713	628,120
Navient Corp.	42,026	690,487
Synchrony Financial	11,345	411,483

		3,904,684
Containers & Packaging — 0.0%
Ball Corp.	2,765	207,532
Distributors — 0.0%
Genuine Parts Co.	2,234	213,436
Jardine Cycle & Carriage Ltd.	800	22,720

		236,156
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B (c)	13,771	2,244,398
Hong Kong Exchanges and Clearing Ltd.	9,300	218,721
ORIX Corp.	27,800	432,686
Singapore Exchange Ltd.	6,500	32,053

		2,927,858

2	BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Diversified Telecommunication Services — 1.3%
AT&T Inc.	55,290	$2,351,484
Bezeq The Israeli Telecommunication Corp. Ltd.	16,584	31,457
CenturyLink, Inc.	6,607	157,114
Deutsche Telekom AG, Registered Shares	8,700	149,268
Frontier Communications Corp.	35,401	119,655
HKT Trust & HKT Ltd. (d)	22,000	26,947
Nippon Telegraph & Telephone Corp.	6,200	260,990
Orange SA	32,137	487,326
Singapore Telecommunications Ltd.	63,600	159,537
Spark New Zealand Ltd.	14,631	34,620
TDC A/S (c)	46,694	239,371
Telefonica SA	75,813	699,935
Telenor ASA	8,292	123,772
Verizon Communications, Inc.	48,358	2,581,350
Zayo Group Holdings, Inc. (c)	1,258	41,338

		7,464,164
Electric Utilities — 0.8%
American Electric Power Co., Inc.	4,298	270,602
Cheung Kong Infrastructure Holdings Ltd.	6,000	47,654
Chubu Electric Power Co., Inc.	5,200	72,360
Chugoku Electric Power Co., Inc.	2,200	25,750
CLP Holdings Ltd.	13,500	123,807
Contact Energy Ltd.	5,743	18,571
DONG Energy A/S (c)	671	25,382
Duke Energy Corp.	3,450	267,789
Edison International	2,040	146,860
EDP — Energias de Portugal SA	18,517	56,358
Electricite de France SA	28,800	293,037
Endesa SA	2,540	53,716
Enel SpA (c)	248,808	1,093,689
Entergy Corp.	8,232	604,805
Exelon Corp.	7,611	270,114
FirstEnergy Corp.	17,383	538,351
Hokuriku Electric Power Co.	1,400	15,659
Iberdrola SA	43,141	282,483
Kansai Electric Power Co., Inc. (c)	5,600	61,049
Kyushu Electric Power Co., Inc.	3,500	37,917
Mighty River Power Ltd.	5,526	11,352
Power Assets Holdings Ltd.	11,500	101,166
Southern Co.	1,747	85,935
Tohoku Electric Power Co., Inc.	3,700	46,642
Tokyo Electric Power Co. Holdings, Inc. (c)	11,600	46,687

		4,597,735
Electrical Equipment — 0.1%
Mabuchi Motor Co. Ltd.	4,100	213,053
Mitsubishi Electric Corp.	3,300	45,900
OSRAM Licht AG	198	10,368
Vestas Wind Systems A/S	581	37,628

		306,949
Electronic Equipment, Instruments & Components — 0.4%
Alps Electric Co. Ltd.	6,300	151,376
Amphenol Corp., Class A	10,341	694,915
Flex Ltd. (c)	20,343	292,329
Hitachi Ltd.	73,000	393,626
Hoya Corp.	2,400	100,631
Murata Manufacturing Co. Ltd.	2,300	307,134
TDK Corp.	7,400	507,405

		2,447,416

Common Stocks	Shares	Value
Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	2,446	$189,320
Petrofac Ltd.	14,834	158,749
Technip SA	9,819	699,427

		1,047,496
Equity Real Estate Investment Trusts (REITs) — 1.0%
Ascendas Real Estate Investment Trust	19,000	29,705
AvalonBay Communities, Inc.	654	115,856
Boston Properties, Inc.	2,968	373,315
British Land Co. PLC	7,819	60,680
Brixmor Property Group, Inc.	19,918	486,398
Camden Property Trust	1,130	94,999
CapitaLand Commercial Trust	16,600	16,912
CapitaLand Mall Trust	19,800	25,682
Crown Castle International Corp.	1,525	132,324
Duke Realty Corp.	16,157	429,130
Equity Residential	7,611	489,844
General Growth Properties, Inc.	13,434	335,581
H&R Real Estate Investment Trust	5,213	86,854
Hammerson PLC	6,332	44,625
Host Hotels & Resorts, Inc.	19,447	366,381
Kimco Realty Corp.	873	21,965
Land Securities Group PLC	6,308	82,869
Liberty Property Trust	1,171	46,255
Link REIT	18,000	116,695
Macerich Co.	2,686	190,276
Nippon Prologis REIT, Inc.	13	26,583
Public Storage	4,035	901,823
Segro PLC	6,610	37,386
Simon Property Group, Inc.	7,220	1,282,777
Suntec Real Estate Investment Trust	19,200	21,849
Vornado Realty Trust	2,047	213,645

		6,030,409
Food & Staples Retailing — 1.0%
CVS Health Corp.	9,524	751,539
ICA Gruppen AB	22,837	695,109
Jean Coutu Group PJC, Inc., Class A	653	10,174
Kroger Co.	17,745	612,380
Loblaw Cos. Ltd.	2,677	141,242
Sundrug Co. Ltd.	600	41,485
Sysco Corp.	3,671	203,263
Tesco PLC (c)	37,701	96,131
Walgreens Boots Alliance, Inc.	15,333	1,268,959
Wal-Mart Stores, Inc.	18,335	1,267,315
Wm Morrison Supermarkets PLC	278,087	789,850

		5,877,447
Food Products — 1.7%
Ajinomoto Co., Inc.	5,400	108,662
Archer-Daniels-Midland Co.	3,057	139,552
Barry Callebaut AG	149	182,036
Bunge Ltd.	1,671	120,713
Campbell Soup Co.	6,289	380,296
Chocoladefabriken Lindt & Spruengli AG	8	41,396
Conagra Brands, Inc.	22,532	891,141
General Mills, Inc.	11,188	691,083
Hershey Co.	1,258	130,115
Ingredion, Inc.	3,364	420,365
JM Smucker Co.	1,675	214,501
Kellogg Co.	2,844	209,631

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Food Products (continued)
Kraft Heinz Co.	3,985	$347,970
Marine Harvest ASA	3,898	70,478
MEIJI Holdings Co. Ltd.	3,100	242,508
Mondelez International, Inc., Class A	4,532	200,904
Nestle SA, Registered Shares	17,579	1,259,317
NH Foods Ltd.	4,000	107,906
Orkla ASA	133,559	1,208,540
Tyson Foods, Inc., Class A	13,850	854,268
Unilever NV CVA	21,748	893,386
Wilmar International Ltd.	302,500	747,314
Yamazaki Baking Co. Ltd.	13,800	266,056

		9,728,138
Gas Utilities — 0.1%
Gas Natural SDG SA	2,801	52,696
Hong Kong & China Gas Co. Ltd.	61,500	108,621
Osaka Gas Co. Ltd.	15,000	57,556
Toho Gas Co. Ltd.	3,000	24,365
Tokyo Gas Co. Ltd.	16,000	72,226

		315,464
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories	8,156	313,272
Align Technology, Inc. (c)	1,516	145,733
Baxter International, Inc.	3,905	173,148
Cochlear Ltd.	1,934	170,696
Hologic, Inc. (c)	7,329	294,039

		1,096,888
Health Care Providers & Services — 1.8%
Aetna, Inc.	2,799	347,104
AmerisourceBergen Corp.	12,374	967,523
Anthem, Inc.	2,099	301,773
Cardinal Health, Inc.	7,426	534,449
Centene Corp. (c)	1,363	77,023
Cigna Corp.	3,495	466,198
DaVita, Inc. (c)	4,130	265,146
Express Scripts Holding Co. (c)	26,345	1,812,273
Fresenius SE & Co. KGaA	1,117	87,138
HCA Holdings, Inc. (c)	401	29,682
Humana, Inc.	2,534	517,012
Laboratory Corp. of America Holdings (c)	4,405	565,514
McKesson Corp.	2,698	378,934
Mediclinic International PLC	1,582	15,027
Quest Diagnostics, Inc.	10,780	990,682
Ryman Healthcare Ltd.	3,010	16,948
UnitedHealth Group, Inc.	17,398	2,784,376
Universal Health Services, Inc., Class B	4,853	516,262

		10,673,064
Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC	1,686	31,160
Darden Restaurants, Inc.	2,667	193,944
Domino’s Pizza, Inc.	977	155,577
Galaxy Entertainment Group Ltd.	19,000	82,291
Marriott International, Inc., Class A	3,144	259,946
McDonald’s Corp.	13,946	1,697,507
Melco Crown Entertainment Ltd.—ADR	1,518	24,136
MGM China Holdings Ltd.	7,600	15,699
MGM Resorts International (c)	3,114	89,777
Oriental Land Co. Ltd.	2,800	158,037
Sands China Ltd.	19,200	82,832

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	2,027	$154,802
Wynn Resorts Ltd.	1,127	97,497
Yum! Brands, Inc.	23,835	1,509,471

		4,552,676
Household Durables — 0.3%
Barratt Developments PLC	50,174	285,247
Berkeley Group Holdings PLC	9,900	342,234
Panasonic Corp.	18,400	186,616
Persimmon PLC	16,585	361,848
Sekisui Chemical Co. Ltd.	1,800	28,653
Sharp Corp. (c)	6,000	13,883
Sony Corp.	14,400	402,364
Taylor Wimpey PLC	147,832	278,825

		1,899,670
Household Products — 0.6%
Colgate-Palmolive Co.	3,175	207,772
Henkel AG & Co. KGaA	594	61,820
Kimberly-Clark Corp.	9,388	1,071,359
Lion Corp.	6,000	98,348
Procter & Gamble Co.	13,206	1,110,360
Reckitt Benckiser Group PLC	11,433	968,472

		3,518,131
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	20,590	239,256
Electric Power Development Co. Ltd.	1,100	25,247
Meridian Energy Ltd.	10,285	18,553

		283,056
Industrial Conglomerates — 0.8%
3M Co.	8,519	1,521,238
CK Hutchison Holdings Ltd.	100,500	1,134,490
DCC PLC	4,643	345,121
General Electric Co.	24,238	765,921
Koninklijke Philips NV	8,762	267,872
Siemens AG, Registered Shares (c)	5,859	717,378

		4,752,020
Insurance — 2.2%
AIA Group Ltd.	96,200	538,897
Allianz SE, Registered Shares	4,175	689,035
Allstate Corp.	11,193	829,625
American International Group, Inc.	4,214	275,216
Arch Capital Group Ltd. (c)	6,227	537,328
Assicurazioni Generali SpA	15,652	232,000
AXA SA	18,405	463,970
Axis Capital Holdings Ltd.	3,505	228,771
Cincinnati Financial Corp.	5,103	386,552
Dai-ichi Life Insurance Co. Ltd.	2,800	46,554
Hartford Financial Services Group, Inc.	9,934	473,355
Legal & General Group PLC	39,763	121,134
Lincoln National Corp.	5,711	378,468
Loews Corp.	9,569	448,116
Markel Corp. (c)	308	278,586
Marsh & McLennan Cos., Inc.	14,560	984,110
MS&AD Insurance Group Holdings, Inc.	800	24,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,084	393,623
NN Group NV	2,514	85,106
Old Mutual PLC	33,485	85,386

4	BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	8,443	$488,512
Progressive Corp.	9,553	339,131
Prudential PLC	28,601	570,807
Reinsurance Group of America, Inc.	511	64,299
Sampo Oyj, Class A	15,188	678,946
Sompo Holdings, Inc.	7,800	263,416
Sun Life Financial, Inc.	27,937	1,072,619
Swiss Re AG	4,122	389,994
Tokio Marine Holdings, Inc.	3,200	131,018
Torchmark Corp.	4,805	354,417
Travelers Cos., Inc.	5,819	712,362
Unum Group	8,155	358,249
WR Berkley Corp.	1,278	85,000

		13,009,376
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. (c)	1,396	1,046,819
Liberty Interactive Corp. QVC Group, Class A (c)	1,422	28,412
Priceline Group, Inc. (c)	160	234,570

		1,309,801
Internet Software & Services — 0.7%
Alphabet, Inc., Class A (c)	1,591	1,260,788
Alphabet, Inc., Class C (c)	2,977	2,297,708
Auto Trader Group PLC	5,902	29,673
eBay, Inc. (c)	12,483	370,620
Facebook, Inc., Class A (c)	1,217	140,016

		4,098,805
IT Services — 1.8%
Accenture PLC, Class A	20,152	2,360,404
Amadeus IT Group SA	3,639	165,044
Automatic Data Processing, Inc.	3,992	410,298
CGI Group, Inc., Class A (c)	41,817	2,006,992
Computer Sciences Corp.	9,899	588,199
Computershare Ltd.	4,397	39,450
First Data Corp., Class A (c)	2,452	34,794
Fujitsu Ltd.	58,000	321,178
Gartner, Inc. (c)	1,836	185,565
International Business Machines Corp.	12,959	2,151,064
Mastercard, Inc., Class A	9,375	967,969
NTT Data Corp.	2,400	115,948
PayPal Holdings, Inc. (c)	10,811	426,710
Western Union Co.	2,624	56,993
Worldpay Group PLC	105,690	350,902
Xerox Corp.	64,924	566,786

		10,748,296
Leisure Products — 0.0%
Bandai NamCo. Holdings, Inc.	2,400	66,060
Life Sciences Tools & Services — 0.1%
Lonza Group AG	630	108,882
QIAGEN NV (c)	1,056	29,593
Thermo Fisher Scientific, Inc.	3,260	459,986

		598,461
Machinery — 1.2%
AGCO Corp.	11,467	663,481
Amada Holdings Co. Ltd.	29,400	327,533
Atlas Copco AB, Class B	3,113	84,635
Caterpillar, Inc.	3,285	304,651
CNH Industrial NV	27,133	235,434

Common Stocks	Shares	Value
Machinery (continued)
FANUC Corp.	2,100	$351,318
Fortive Corp.	5,969	320,117
Illinois Tool Works, Inc.	9,020	1,104,589
JTEKT Corp.	14,300	228,025
Makita Corp.	19,200	1,282,923
MAN SE	1,633	162,086
Minebea Co. Ltd.	19,600	182,892
Mitsubishi Heavy Industries Ltd.	16,000	72,737
Nabtesco Corp.	6,400	148,358
NGK Insulators Ltd.	1,200	23,228
NSK Ltd.	27,200	314,146
Parker-Hannifin Corp.	337	47,180
Schindler Holding AG	161	28,102
SMC Corp.	300	71,377
Stanley Black & Decker, Inc.	5,701	653,848
WABCO Holdings, Inc. (c)	3,035	322,165
Xylem, Inc.	6,940	343,669

		7,272,494
Marine — 0.2%
AP Moeller — Maersk A/S, Class A	30	45,274
AP Moller — Maersk A/S, Class B	257	409,649
Mitsui OSK Lines Ltd.	97,000	267,727
Nippon Yusen KK	262,000	485,195

		1,207,845
Media — 2.2%
CBS Corp.	9,264	589,376
Charter Communications, Inc., Class A (c)	2,226	640,910
Comcast Corp., Class A	25,633	1,769,959
Discovery Communications, Inc., Class A (c)	16,100	441,301
Discovery Communications, Inc., Class C (c)	2,698	72,252
DISH Network Corp., Class A (c)	2,426	140,538
Interpublic Group of Cos., Inc.	15,087	353,187
ITV PLC	12,898	32,748
Lagardere SCA	9,194	255,184
Liberty Broadband Corp., Class C (c)	2,241	165,991
Liberty Global PLC LiLAC, Class C (c)	2,207	46,722
Liberty Global PLC, Class A (c)	60,296	1,844,455
Liberty Global PLC, Series C	9,160	272,052
Liberty Media Corp. — Liberty SiriusXM Group, Class A (c)	442	15,258
Liberty Media Corp. — Liberty SiriusXM Group, Class C (c)	8,789	298,123
News Corp., Class A	20,600	236,076
Omnicom Group, Inc.	6,347	540,193
Schibsted ASA, Class A	16,996	388,991
Sirius XM Holdings, Inc.	40,765	181,404
Sky PLC	53,935	657,522
Time Warner, Inc.	11,784	1,137,510
Twenty-First Century Fox, Inc., Class A	4,791	134,340
Twenty-First Century Fox, Inc., Class B	16,260	443,085
Vivendi SA	10,231	194,051
Walt Disney Co.	17,368	1,810,093
WPP PLC	14,754	328,329

		12,989,650
Metals & Mining — 0.8%
Anglo American PLC (c)	15,942	225,243
ArcelorMittal (c)	1,042	7,656
BHP Billiton Ltd.	50,566	905,884
First Quantum Minerals Ltd.	14,553	144,701

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	5

Schedule of Investments (continued)

Common Stocks	Shares	Value
Metals & Mining (continued)
Fortescue Metals Group Ltd.	295,321	$1,234,150
Freeport-McMoRan, Inc. (c)	2,829	37,314
Glencore PLC (c)	142,036	479,926
Goldcorp, Inc.	10,657	145,094
Kobe Steel Ltd. (c)	8,600	81,770
Newmont Mining Corp.	3,437	117,099
Nippon Steel & Sumitomo Metal Corp.	7,800	172,761
Norsk Hydro ASA	41,615	198,617
Rio Tinto Ltd.	25,547	1,094,465

		4,844,680
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	7,942	79,182
Multiline Retail — 0.2%
Macy’s, Inc.	11,433	409,416
Nordstrom, Inc.	9,496	455,143
Target Corp.	7,860	567,728

		1,432,287
Multi-Utilities — 0.8%
AGL Energy Ltd.	224,363	3,569,727
Ameren Corp.	1,164	61,063
CenterPoint Energy, Inc.	15,406	379,604
DTE Energy Co.	2,806	276,419
E.ON SE	21,405	150,583
National Grid PLC	8,390	98,027
Public Service Enterprise Group, Inc.	4,255	186,709
RWE AG (c)	11,553	143,358

		4,865,490
Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.	8,887	619,690
Apache Corp.	569	36,114
Cameco Corp.	2,875	30,064
Canadian Natural Resources Ltd.	14,960	476,772
Cenovus Energy, Inc.	1,912	28,908
Chevron Corp.	15,714	1,849,538
Cimarex Energy Co.	1,613	219,207
ConocoPhillips	11,542	578,716
Devon Energy Corp.	17,003	776,527
Enbridge, Inc.	13,200	555,469
Eni SpA	20,295	329,005
EOG Resources, Inc.	4,284	433,112
Exxon Mobil Corp.	13,228	1,193,959
Hess Corp.	95	5,918
Idemitsu Kosan Co. Ltd.	3,000	79,576
JX Holdings, Inc.	144,300	609,728
Kinder Morgan, Inc.	8,565	177,381
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (e)	3,200	5,152
Marathon Oil Corp.	4,922	85,200
Marathon Petroleum Corp.	1,928	97,075
Matador Resources Co. (c)	939	24,189
Murphy Oil Corp.	2,615	81,405
Newfield Exploration Co. (c)	7,416	300,348
Occidental Petroleum Corp.	1,178	83,909
Oil Search Ltd.	8,861	45,606
OMV AG	33,518	1,181,637
Phillips 66	2,996	258,884
Pioneer Natural Resources Co.	1,051	189,254
Repsol SA	44,770	629,161
Royal Dutch Shell PLC, Class A	46,313	1,278,410

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B	40,377	$1,160,115
Showa Shell Sekiyu KK	34,800	323,307
Statoil ASA	25,671	468,539
Suncor Energy, Inc.	6,306	206,184
TonenGeneral Sekiyu KK	49,000	515,981
TOTAL SA	17,962	921,312
TransCanada Corp.	1,255	56,588
Valero Energy Corp.	7,989	545,808
Williams Cos., Inc.	4,552	141,749

		16,599,497
Paper & Forest Products — 0.2%
Norbord, Inc.	6,130	154,783
Stora Enso OYJ, Class R	36,201	387,243
UPM-Kymmene OYJ	25,735	629,366

		1,171,392
Personal Products — 0.1%
Kao Corp.	7,100	336,078
Pharmaceuticals — 2.7%
Allergan PLC (c)	3,302	693,453
Astellas Pharma, Inc.	15,000	208,100
Bayer AG, Registered Shares	12,147	1,265,521
Bristol-Myers Squibb Co.	11,545	674,690
Daiichi Sankyo Co. Ltd.	2,200	44,922
Eisai Co. Ltd.	1,900	108,884
Endo International PLC (c)	4,224	69,569
Hikma Pharmaceuticals PLC	3,549	82,719
Johnson & Johnson	26,867	3,095,347
Merck & Co., Inc.	19,448	1,144,904
Merck KGaA	15,193	1,581,914
Novartis AG, Registered Shares	14,319	1,041,328
Novo Nordisk A/S, Class B	12,564	450,698
Pfizer, Inc.	40,775	1,324,372
Roche Holding AG	5,481	1,249,408
Sanofi	18,933	1,531,026
Shionogi & Co. Ltd.	3,200	152,937
Shire PLC	11,956	682,682
Taro Pharmaceutical Industries Ltd. (c)	119	12,527
Teva Pharmaceutical Industries Ltd. — ADR	7,283	264,009
UCB SA	2,471	158,097
Valeant Pharmaceuticals International, Inc. (c)	1,766	25,609

		15,862,716
Professional Services — 0.3%
IHS Markit Ltd. (c)	13,195	467,235
ManpowerGroup, Inc.	11,974	1,064,129
SEEK Ltd.	41,104	440,231

		1,971,595
Real Estate Management & Development — 0.2%
Azrieli Group Ltd.	339	14,713
CapitaLand Ltd.	20,500	42,601
Cheung Kong Property Holdings Ltd.	21,500	131,300
City Developments Ltd.	3,300	18,832
Global Logistic Properties Ltd.	21,300	32,253
Hang Lung Group Ltd.	7,000	24,289
Hang Lung Properties Ltd.	18,000	37,956
Henderson Land Development Co. Ltd.	9,200	48,760
Hongkong Land Holdings Ltd.	9,400	58,092
Hysan Development Co. Ltd.	6,000	24,744
Kerry Properties Ltd.	5,500	14,873

6	BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mitsubishi Estate Co. Ltd.	7,000	$139,053
New World Development Co. Ltd.	45,000	47,412
Sino Land Co. Ltd.	26,000	38,767
Sun Hung Kai Properties Ltd.	12,000	151,110
Swire Pacific Ltd., Class A	4,500	42,821
Swire Properties Ltd.	9,400	25,877
Swiss Prime Site AG	570	46,641
UOL Group Ltd.	3,900	16,078
Wharf Holdings Ltd.	11,000	72,864
Wheelock & Co. Ltd.	7,000	39,286

		1,068,322
Road & Rail — 0.0%
Central Japan Railway Co.	400	65,676
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	659	47,857
ASML Holding NV	6,050	678,029
Broadcom Ltd.	11,790	2,084,118
Infineon Technologies AG	27,411	474,143
Intel Corp.	57,553	2,087,447
Marvell Technology Group Ltd.	10,695	148,340
Maxim Integrated Products, Inc.	6,456	249,008
Micron Technology, Inc. (c)	14,945	327,594
NXP Semiconductors NV (c)	7,025	688,520
QUALCOMM, Inc.	1,641	106,993
Rohm Co. Ltd.	6,400	367,187
Skyworks Solutions, Inc.	4,460	332,984
STMicroelectronics NV	56,747	643,198
Texas Instruments, Inc.	12,047	879,070

		9,114,488
Software — 1.1%
CA, Inc.	23,262	739,034
Check Point Software Technologies Ltd. (c)	1,026	86,656
Constellation Software, Inc.	2,704	1,228,738
Dell Technologies, Inc., Class V (c)	36,629	2,013,496
Microsoft Corp.	35,733	2,220,449
VMware, Inc., Class A (c)	2,168	170,687

		6,459,060
Specialty Retail — 0.5%
AutoZone, Inc. (c)	154	121,628
Best Buy Co., Inc.	7,979	340,464
Home Depot, Inc.	12,935	1,734,325
Kingfisher PLC	17,950	77,336
Lowe’s Cos., Inc.	7,145	508,152
Ross Stores, Inc.	641	42,050

		2,823,955
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	36,541	4,232,179
Hewlett Packard Enterprise Co.	3,725	86,197
HP, Inc.	15,156	224,915
NetApp, Inc.	16,683	588,409

		5,131,700
Textiles, Apparel & Luxury Goods — 0.0%
Swatch Group AG	396	24,167
Swatch Group AG	246	76,349

		100,516

Common Stocks	Shares	Value
Tobacco — 0.4%
Altria Group, Inc.	28,035	$1,895,727
Reynolds American, Inc.	3,083	172,771

		2,068,498
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (c)	3,631	151,086
Finning International, Inc.	14,309	280,180
ITOCHU Corp.	5,700	75,472
Marubeni Corp.	37,500	212,103
Mitsubishi Corp.	20,900	443,888
Mitsui & Co. Ltd.	19,300	264,455
Sumitomo Corp.	104,900	1,231,464
Toyota Tsusho Corp.	17,200	447,066
Travis Perkins PLC	2,144	38,327
United Rentals, Inc. (c)	3,780	399,092
Wolseley PLC	1,016	62,023

		3,605,156
Transportation Infrastructure — 0.1%
Aena SA	2,448	333,519
Auckland International Airport Ltd.	7,600	32,965
Transurban Group	15,355	114,277

		480,761
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	527	22,458
NTT DOCOMO, Inc.	7,500	170,590
Sprint Corp. (c)	14,673	123,547
StarHub Ltd.	4,900	9,486

		326,081
Total Common Stocks — 45.4%		266,826,695

Other Interests (f)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(g)	USD	110	—
Lehman Brothers Holdings, Inc. (c)(g)		190	—
Total Other Interests — 0.0%			—

Preferred Stocks		Shares	Value
Auto Components — 0.1%
Schaeffler AG, Preference Shares,		30,249	446,362
Automobiles — 0.1%
Bayerische Motoren Werke AG - Preference Shares,		3,273	249,960
Volkswagen AG, Preference Shares, 0.20%,		4,300	601,645

			851,605
Total Preferred Stocks — 0.2%			1,297,967

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	7

Schedule of Investments (continued)

Rights		Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
TOTAL SA (c)		17,962	$—
Total Rights — 0.0%			—

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
1.50%, 3/31/19	USD	85,612	86,049,574
3.63%, 8/15/19-2/15/20		112,241	119,125,496
Total U.S. Treasury Obligations — 34.9%			205,175,070
Total Long-Term Investments (Cost — $467,816,436) — 80.5%			473,299,733

Short-Term Securities	Shares	Value
Money Market Funds — 7.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(h)(i)	44,334,853	$44,334,853
Total Short-Term Securities (Cost — $44,334,853) — 7.6%		44,334,853
Total Investments (Cost — $512,151,289*) — 88.1%		517,634,586
Other Assets Less Liabilities — 11.9%		70,045,566

Net Assets — 100.0%		$587,680,152

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$513,894,706

Gross unrealized appreciation	$8,247,293
Gross unrealized depreciation	(4,507,413)

Net unrealized appreciation	$3,739,880

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $5,152 and an original cost of $48,000 which was 0.0% of its net assets.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,181,016	17,153,837	44,334,853	$44,334,853	$34,923		$336
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	356	[1]	25
Total				$44,334,853	$35,279		$361

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(188)	Amsterdam Exchanges Index	January 2017	USD	19,120,992	$(399,415)
(224)	CAC 40 10 Euro Future Index	January 2017	USD	11,466,684	(213,154)
650	CAC 40 10 Euro Future Index	January 2017	USD	33,273,858	543,888
(26)	IBEX 35 Index	January 2017	USD	2,548,984	(27,278)
31	IBEX 35 Index	January 2017	USD	3,039,173	51,864
(250)	OMX Nordic Exchange	January 2017	USD	4,168,222	51,471
1,559	OMX Nordic Exchange	January 2017	USD	25,993,030	(335,266)
(64)	ASX SPI 200 Index	March 2017	USD	6,501,796	(140,163)
8	ASX SPI 200 Index	March 2017	USD	812,725	16,823
204	Australian Government Bonds (10 Year)	March 2017	USD	72,642,297	154,941
1,422	Canadian Government Bonds (10 Year)	March 2017	USD	145,657,960	(852,337)
(69)	DAX Index	March 2017	USD	20,818,465	(388,376)
(444)	Euro-Bund	March 2017	USD	76,720,141	(874,504)
(171)	FTSE 100 Index	March 2017	USD	14,857,283	(381,170)
302	FTSE 100 Index	March 2017	USD	26,239,177	793,193
(13)	FTSE/MIB Index	March 2017	USD	1,314,054	(48,264)
189	FTSE/MIB Index	March 2017	USD	19,104,323	659,137
(453)	Long Gilt British	March 2017	USD	70,248,419	(1,332,465)
(2,136)	S&P 500 E-Mini Index	March 2017	USD	238,826,160	1,580,082
(51)	S&P/Toronto Stock Exchange 60 Index	March 2017	USD	6,813,674	(3,156)
(209)	TOPIX Index	March 2017	USD	27,145,412	(520,277)
(1,447)	U.S. Treasury Notes (10 Year)	March 2017	USD	179,834,969	(394,774)
Total					$(2,059,200)

      Forward Foreign Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,903,000	USD	4,998,221	Citibank N.A.	3/15/17	$ (25,777)
BRL	2,605,000	USD	759,121	Barclays Bank PLC	3/15/17	24,762
CAD	2,027,000	USD	1,517,397	Citibank N.A.	3/15/17	(6,348)
EUR	18,257,000	USD	19,051,910	Citibank N.A.	3/15/17	239,688
MYR	11,562,000	USD	2,574,884	Barclays Bank PLC	3/15/17	(3,837)
MYR	10,020,000	USD	2,230,781	Citibank N.A.	3/15/17	(2,629)
PLN	9,299,000	USD	2,189,070	BNP Paribas S.A.	3/15/17	30,185
USD	17,371,647	AUD	23,780,000	Citibank N.A.	3/15/17	242,180
USD	12,259,762	CAD	16,362,000	Citibank N.A.	3/15/17	62,531
USD	22,061,355	CAD	29,500,000	TD Securities, Inc.	3/15/17	70,259
USD	6,410,757	CHF	6,570,000	Citibank N.A.	3/15/17	(71,589)
USD	14,613,538	EUR	13,958,000	Citibank N.A.	3/15/17	(135,442)
USD	17,888,137	GBP	14,383,000	Citibank N.A.	3/15/17	129,099
USD	3,009,832	JPY	353,273,000	Citibank N.A.	3/15/17	(24,257)
USD	23,351,668	JPY	2,748,970,000	Citibank N.A.	3/15/17	(257,890)
USD	44,035	KRW	52,228,000	Barclays Bank PLC	3/15/17	788

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	9

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,847,769	MXN	285,631,000	Citibank N.A.	3/15/17	$206,945
USD	1,961,124	NOK	17,053,000	Citibank N.A.	3/15/17	(14,635)
USD	4,942,802	SEK	46,185,000	Citibank N.A.	3/15/17	(149,239)
USD	2,744,952	SGD	3,972,000	Citibank N.A.	3/15/17	3,183
Total						$317,977

      Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
	6-month Australian
1.90%[1]	Bank Bill Rate	3/14/17	[2]	3/14/22	AUD	264,000	$(7,019,902)
	6-month Australian
2.14%[1]	Bank Bill Rate	3/14/17	[2]	3/14/22	AUD	27,000	(496,202)
	6-month Australian
2.17%[1]	Bank Bill Rate	3/14/17	[2]	3/14/22	AUD	18,000	(315,477)
0.84%[3]	6-month GBP LIBOR	3/14/17	[2]	3/14/22	GBP	53,000	228,871
0.92%[3]	6-month GBP LIBOR	3/14/17	[2]	3/14/22	GBP	31,702	(27,246)
1.89%[1]	3-month LIBOR	3/15/17	[2]	3/14/22	USD	50,000	(345,054)
2.16%[1]	3-month LIBOR	3/15/17	[2]	3/14/22	USD	16,000	98,577
	6-month Australian
2.63%[1]	Bank Bill Rate	3/15/17	[2]	3/15/22	AUD	77,000	(145,947)
	6-month Australian
2.48%[1]	Bank Bill Rate	3/15/17	[2]	3/15/22	AUD	71,000	(505,206)
	6-month Australian
2.57%[1]	Bank Bill Rate	3/15/17	[2]	3/15/22	AUD	40,000	(156,649)
	6-month Australian
2.62%[1]	Bank Bill Rate	3/15/17	[2]	3/15/22	AUD	39,000	(93,627)
	3-month Canadian
	Bankers
1.60%[1]	Acceptances	3/15/17	[2]	3/15/22	CAD	141,000	445,689
	3-month Canadian
	Bankers
1.63%[1]	Acceptances	3/15/17	[2]	3/15/22	CAD	52,000	214,701
0.15%[3]	6-month EURIBOR	3/15/17	[2]	3/15/22	EUR	150,000	(266,666)
1.07%[3]	6-month GBP LIBOR	3/15/17	[2]	3/15/22	GBP	104,000	(1,027,112)
1.04%[3]	6-month GBP LIBOR	3/15/17	[2]	3/15/22	GBP	90,000	(718,877)
1.03%[3]	6-month GBP LIBOR	3/15/17	[2]	3/15/22	GBP	40,000	(312,198)
1.00%[3]	6-month GBP LIBOR	3/15/17	[2]	3/15/22	GBP	33,000	(182,171)
0.98%[3]	6-month GBP LIBOR	3/15/17	[2]	3/15/22	GBP	20,000	(87,266)
Total							$(10,711,762)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Forward swap.
[3]	Fund pays the fixed rate and receives the floating rate.

10	BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016

Schedule of Investments (continued)

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.53%[1]	1-day BZDIOVER	Bank of America N.A.	N/A		1/02/20	BRL	50,044	$160,590	—	$160,590
11.46%[1]	1-day BZDIOVER	Citibank N.A.	N/A		1/02/20	BRL	27,000	77,127	—	77,127
11.59%[1]	1-day BZDIOVER	Credit Suisse International	N/A		1/02/20	BRL	128,971	480,886	—	480,886
11.70%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A		1/02/20	BRL	111,984	533,224	—	533,224
11.53%[1]	1-day BZDIOVER	Société Générale	N/A		1/02/20	BRL	107,237	341,512	—	341,512
5.96%[2]	28-day MXIBTIIE	Bank of America N.A.	3/15/17	[3]	3/09/22	MXN	3,000,000	10,344,534	—	10,344,534
6.06%[2]	28-day MXIBTIIE	Bank of America N.A.	3/15/17	[3]	3/09/22	MXN	428,000	1,394,225	—	1,394,225
6.06%[2]	28-day MXIBTIIE	BNP Paribas S.A.	3/15/17	[3]	3/09/22	MXN	211,000	687,340	—	687,340
6.14%[2]	28-day MXIBTIIE	Citibank N.A.	3/15/17	[3]	3/09/22	MXN	405,000	1,250,580	—	1,250,580
6.20%[2]	28-day MXIBTIIE	Deutsche Bank AG	3/15/17	[3]	3/09/22	MXN	143,520	427,411	—	427,411
6.20%[2]	28-day MXIBTIIE	UBS AG	3/15/17	[3]	3/09/22	MXN	450,003	1,335,643	—	1,335,643
2.86%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	3/15/17	[3]	3/15/22	CNY	62,000	379,655	—	379,655
2.91%[2]	7-day China Fixing Repo Rates	BNP Paribas S.A.	3/15/17	[3]	3/15/22	CNY	111,000	647,201	—	647,201
2.84%[2]	7-day China Fixing Repo Rates	BNP Paribas S.A.	3/15/17	[3]	3/15/22	CNY	102,000	637,869	—	637,869
2.84%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	3/15/17	[3]	3/15/22	CNY	168,000	1,056,074	—	1,056,074
2.99%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	3/15/17	[3]	3/15/22	CNY	124,000	654,411	—	654,411
0.69%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	3/15/17	[3]	3/15/22	CZK	816,853	(246,194)	—	(246,194)
6.38%[1]	1-day MIBOR	Bank of America N.A.	3/15/17	[3]	3/15/22	INR	3,291,000	58,955	—	58,955
6.16%[1]	1-day MIBOR	Bank of America N.A.	3/15/17	[3]	3/15/22	INR	3,224,000	(385,163)	—	(385,163)
6.18%[1]	1-day MIBOR	Citibank N.A.	3/15/17	[3]	3/15/22	INR	1,168,770	(127,001)	—	(127,001)
6.37%[1]	1-day MIBOR	Goldman Sachs Bank USA	3/15/17	[3]	3/15/22	INR	3,291,000	28,475	—	28,475
1.72%[2]	3-month KRW Certificate of Deposit	Bank of America N.A.	3/15/17	[3]	3/15/22	KRW	48,149,000	(53,447)	—	(53,447)
1.67%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	3/15/17	[3]	3/15/22	KRW	31,764,000	30,775	—	30,775
1.69%[2]	3-month KRW Certificate of Deposit	Goldman Sachs Bank USA	3/15/17	[3]	3/15/22	KRW	21,675,500	(458)	—	(458)
1.71%[2]	3-month KRW Certificate of Deposit	HSBC Bank USA N.A.	3/15/17	[3]	3/15/22	KRW	21,675,500	(13,332)	—	(13,332)
3.52%[1]	3-month KLIBOR	Bank of America N.A.	3/15/17	[3]	3/15/22	MYR	147,600	(969,322)	—	(969,322)
3.62%[1]	3-month KLIBOR	Bank of America N.A.	3/15/17	[3]	3/15/22	MYR	143,958	(788,725)	—	(788,725)

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	11

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.15%[1]	3-month KLIBOR	Citibank N.A.	3/15/17	[3]	3/15/22	MYR	38,418	$(10,629)	—	$(10,629)
		Goldman Sachs Bank
3.46%[1]	3-month KLIBOR	USA	3/15/17	[3]	3/15/22	MYR	133,000	(949,800)	—	(949,800)
		HSBC Bank
3.53%[1]	3-month KLIBOR	USA N.A.	3/15/17	[3]	3/15/22	MYR	92,400	(592,972)	—	(592,972)
		JPMorgan
		Chase Bank
3.54%[1]	3-month KLIBOR	N.A.	3/15/17	[3]	3/15/22	MYR	141,000	(897,820)	—	(897,820)
		JPMorgan
		Chase Bank
2.00%[1]	6-month WIBOR	N.A.	3/15/17	[3]	3/15/22	PLN	151,336	(776,927)	—	(776,927)
		JPMorgan
		Chase Bank
1.97%[1]	6-month WIBOR	N.A.	3/15/17	[3]	3/15/22	PLN	135,000	(730,666)	—	(730,666)
		JPMorgan
		Chase Bank
1.86%[1]	6-month WIBOR	N.A.	3/15/17	[3]	3/15/22	PLN	99,000	(659,915)	—	(659,915)
	6-month Thailand	HSBC Bank
2.24%[1]	Fixing Rate	USA N.A.	3/15/17	[3]	3/15/22	THB	515,000	(29,138)	—	(29,138)
		JPMorgan
		Chase Bank
7.96%[2]	3-month JIBAR	N.A.	3/15/17	[3]	3/15/22	ZAR	456,000	(118,969)	—	(118,969)
Total								$13,176,009	—	$13,176,009

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12	BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016

Schedule of Investments (concluded)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1	—	$1
Common Stocks	$171,279,961	95,541,582	$5,152	266,826,695
Preferred Securities	—	1,297,967	—	1,297,967
Rights	—	—	—	—
U.S. Treasury Obligations	—	205,175,070	—	205,175,070
Short-Term Securities	44,334,853	—	—	44,334,853

Total	$215,614,814	$302,014,620	$5,152	$517,634,586

Derivative Financial Instruments[1]
Assets:
Equity contracts	$3,696,458	—	—	$3,696,458
Foreign currency exchange contracts	—	$1,009,620	—	1,009,620
Interest rate contracts.	154,941	21,514,325	—	21,669,266
Liabilities:
Equity contracts	(2,456,519)	—	—	(2,456,519)
Foreign currency exchange contracts	—	(691,643)	—	(691,643)
Interest rate contracts.	(3,454,080)	(19,050,078)	—	(22,504,158)

Total	$(2,059,200)	$2,782,224	—	$723,024

[1]    Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and swaps. Futures contracts, forward foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK TACTICAL OPPORTUNITIES FUND	DECEMBER 31, 2016	13

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 0.8%
Southwest Airlines Co.	190,300	$9,484,552
Auto Components — 1.7%
Delphi Automotive PLC	164,770	11,097,259
Lear Corp.	74,747	9,894,260

		20,991,519
Automobiles — 0.8%
Fiat Chrysler Automobiles NV	705,580	6,434,890
Tesla Motors, Inc. (a)	15,610	3,335,701

		9,770,591
Banks — 5.0%
BankUnited, Inc.	474,679	17,890,652
KeyCorp	569,000	10,395,630
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(b)	610,420	6,153,034
SVB Financial Group (a)	80,400	13,801,464
Western Alliance Bancorp (a)	244,400	11,904,724

		60,145,504
Beverages — 2.3%
Constellation Brands, Inc., Class A	51,900	7,956,789
Molson Coors Brewing Co., Class B	113,863	11,080,009
Monster Beverage Corp. (a)	192,900	8,553,186

		27,589,984
Biotechnology — 0.4%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300) (a)(b)	31,555,035	2,672,711
Sarepta Therapeutics, Inc. (a)	84,940	2,329,904

		5,002,615
Building Products — 0.9%
Johnson Controls International PLC	272,400	11,220,156
Capital Markets — 2.4%
E*TRADE Financial Corp. (a)	244,200	8,461,530
Intercontinental Exchange, Inc.	277,000	15,628,340
WisdomTree Investments, Inc.	477,008	5,313,869

		29,403,739
Chemicals — 4.0%
Eastman Chemical Co.	161,218	12,125,206
FMC Corp.	101,800	5,757,808
Mosaic Co.	345,200	10,124,716
Platform Specialty Products Corp. (a)	1,176,900	11,545,389
Sherwin-Williams Co.	34,300	9,217,782

		48,770,901
Commercial Services & Supplies — 0.5%
Advanced Disposal Services, Inc. (a)	279,330	6,206,713
Communications Equipment — 2.4%
Finisar Corp. (a)	188,100	5,693,787
Harris Corp.	104,800	10,738,856
Juniper Networks, Inc.	219,600	6,205,896
Quantenna Communications, Inc. (a)	350,071	6,346,787

		28,985,326
Construction & Engineering — 0.6%
KBR, Inc.	429,200	7,163,348
Construction Materials — 0.4%
Vulcan Materials Co.	33,500	4,192,525
Containers & Packaging — 2.0%
Crown Holdings, Inc. (a)	211,039	11,094,320
WestRock Co.	264,100	13,408,357

		24,502,677

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.9%
SBA Communications Corp., Class A (a)	109,777	$11,335,573
Electric Utilities — 3.2%
Edison International	115,700	8,329,243
FirstEnergy Corp.	265,200	8,213,244
PPL Corp.	267,608	9,112,052
Xcel Energy, Inc.	312,253	12,708,697

		38,363,236
Electrical Equipment — 0.5%
Acuity Brands, Inc.	28,528	6,585,974
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A (a)	159,181	10,696,963
Universal Display Corp. (a)	140,713	7,922,142

		18,619,105
Energy Equipment & Services — 1.5%
U.S. Silica Holdings, Inc.	205,100	11,625,068
Weatherford International PLC (a)	1,226,900	6,122,231

		17,747,299
Equity Real Estate Investment Trusts (REITs) — 5.3%
Boston Properties, Inc.	105,800	13,307,524
Equinix, Inc.	19,200	6,862,272
Physicians Realty Trust	632,983	12,001,358
STAG Industrial, Inc.	402,135	9,598,962
VEREIT, Inc.	1,772,293	14,993,599
Weyerhaeuser Co.	216,485	6,514,034

		63,277,749
Food Products — 3.1%
AdvancePierre Foods Holdings, Inc.	557,770	16,610,391
Kellogg Co.	126,700	9,339,057
Nomad Holdings Ltd. (a)	192,400	1,841,268
Pinnacle Foods, Inc.	169,302	9,049,192

		36,839,908
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. (a)	390,120	8,438,296
CR Bard, Inc.	38,900	8,739,274
Hologic, Inc. (a)	178,800	7,173,456
Intuitive Surgical, Inc. (a)	8,850	5,612,405

		29,963,431
Health Care Providers & Services — 3.8%
Amedisys, Inc. (a)	130,800	5,576,004
Centene Corp. (a)	88,000	4,972,880
Cigna Corp.	47,758	6,370,440
DaVita, Inc. (a)	92,000	5,906,400
Humana, Inc.	45,382	9,259,289
Quest Diagnostics, Inc.	143,100	13,150,890

		45,235,903
Hotels, Restaurants & Leisure — 2.5%
Aramark	271,251	9,689,086
Penn National Gaming, Inc. (a)	621,900	8,576,001
Wingstop, Inc.	415,316	12,289,200

		30,554,287
Household Durables — 2.5%
DR Horton, Inc.	255,680	6,987,734
Newell Brands, Inc.	298,913	13,346,465
Whirlpool Corp.	54,300	9,870,111

		30,204,310
Industrial Conglomerates — 0.7%
Roper Technologies, Inc.	43,525	7,968,557

BLACKROCK FUNDS	DECEMBER 31, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Common Stocks	Shares	Value
Insurance — 5.7%
Allied World Assurance Co. Holdings AG	226,082	$12,142,864
Assured Guaranty Ltd.	484,331	18,293,182
Athene Holding Ltd., Class A (a)	168,632	8,092,650
Hartford Financial Services Group, Inc.	338,980	16,152,397
Reinsurance Group of America, Inc.	115,104	14,483,536

		69,164,629
Internet & Direct Marketing Retail — 1.0%
Liberty Interactive Corp. QVC Group, Class A (a)	296,118	5,916,438
TripAdvisor, Inc. (a)	121,600	5,638,592

		11,555,030
Internet Software & Services — 1.5%
Akamai Technologies, Inc. (a)	125,900	8,395,012
comScore, Inc. (a)	194,702	6,148,689
Coupa Software, Inc. (a)	135,189	3,381,077

		17,924,778
IT Services — 1.9%
Euronet Worldwide, Inc. (a)	135,442	9,810,064
Fidelity National Information Services, Inc.	170,485	12,895,485

		22,705,549
Machinery — 4.3%
Dover Corp.	133,400	9,995,662
Snap-on, Inc.	85,443	14,633,823
Stanley Black & Decker, Inc.	133,455	15,305,954
Wabtec Corp.	146,095	12,128,807

		52,064,246
Media — 1.0%
Nexstar Broadcasting Group, Inc., Class A	194,688	12,323,750
Metals & Mining — 0.7%
Nucor Corp.	142,200	8,463,744
Multiline Retail — 1.0%
Dollar General Corp.	104,400	7,732,908
Macy’s, Inc.	126,100	4,515,641

		12,248,549
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc.	214,100	9,394,708
Sempra Energy	91,800	9,238,752

		18,633,460
Oil, Gas & Consumable Fuels — 7.3%
Cabot Oil & Gas Corp.	399,300	9,327,648
Concho Resources, Inc. (a)	104,762	13,891,441
Diamondback Energy, Inc. (a)	139,400	14,087,764
Energen Corp. (a)	245,200	14,140,684
Marathon Petroleum Corp.	254,200	12,798,970
Pioneer Natural Resources Co.	79,400	14,297,558
RSP Permian, Inc. (a)	215,800	9,628,996

		88,173,061
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC (a)	40,800	4,448,424
Zoetis, Inc.	98,700	5,283,411

		9,731,835
Professional Services — 1.7%
Equifax, Inc.	119,740	14,156,860
Nielsen Holdings PLC	141,200	5,923,340

		20,080,200
Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	440,815	9,036,707

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc. (a)	819,000	$9,287,460
Broadcom Ltd.	57,441	10,153,846
Lam Research Corp.	103,600	10,953,628
M/A-COM Technology Solutions Holdings, Inc. (a)	153,589	7,108,099
Maxim Integrated Products, Inc.	159,000	6,132,630
Monolithic Power Systems, Inc.	95,900	7,857,087
NXP Semiconductors NV (a)	172,751	16,931,326
Silicon Laboratories, Inc. (a)	109,000	7,085,000
Skyworks Solutions, Inc.	97,700	7,294,282

		82,803,358
Software — 3.2%
Autodesk, Inc. (a)	129,300	9,569,493
Blackline, Inc. (a)	155,453	4,295,166
Electronic Arts, Inc. (a)	141,800	11,168,168
PTC, Inc. (a)	131,100	6,065,997
Take-Two Interactive Software, Inc. (a)	154,000	7,590,660

		38,689,484
Specialty Retail — 3.6%
Best Buy Co., Inc.	134,994	5,760,194
Camping World Holdings, Inc., Class A	314,244	10,241,212
Dick’s Sporting Goods, Inc.	92,164	4,893,908
Foot Locker, Inc.	140,600	9,967,134
Ross Stores, Inc.	190,990	12,528,944

		43,391,392
Textiles, Apparel & Luxury Goods — 1.2%
Sequential Brands Group, Inc. (a)	2,321,200	10,863,216
Under Armour, Inc., Class A (a)(c)	109,800	3,189,690

		14,052,906
Transportation Infrastructure — 0.9%
Macquarie Infrastructure Corp.	136,868	11,182,116
Total Common Stocks — 97.2%		1,172,350,276

Preferred Stocks	Shares	Value
Internet Software & Services — 1.6%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,971) (a)(b)	336,360	16,619,548
Zuora, Inc. (Acquired 1/16/15, cost $3,742,311) (a)(b)	985,000	3,161,850

		19,781,398
Software — 1.2%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,599) (a)(b)	317,888	6,586,639
MongoDB, Series D (Acquired 12/19/13, cost $2,480,798) (a)(b)	98,891	2,049,022
MongoDB, Series E (Acquired 12/19/13, cost $87,676) (a)(b)	3,495	72,416
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011) (a)(b)	701,470	5,674,892

		14,382,969
Total Preferred Stocks — 2.8%		34,164,367
Total Long-Term Investments (Cost — $941,151,532) — 100.0%		1,206,514,643

2	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	10,859,097	$10,859,097
SL Liquidity Series, LLC, Money Market Series, 0.95% (d)(e)(f)	3,123,038	3,123,350
Total Short-Term Securities (Cost — $13,982,416) — 1.2%		13,982,447

Value
Total Investments (Cost — $955,133,948*) — 101.2%	$1,220,497,090
Liabilities in Excess of Other Assets — (1.2)%	(14,670,146)

Net Assets — 100.0%	$1,205,826,944

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$957,300,710

Gross unrealized appreciation	$291,453,067
Gross unrealized depreciation	(28,256,687)

Net unrealized appreciation	$263,196,380

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $42,990,112 and an original cost of $33,218,395, which was 3.57% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	37,581,914	(26,722,817)	10,859,097	$10,859,097	$8,641		$47
SL Liquidity Series, LLC, Money Market Series	3,097,601	25,437	3,123,038	3,123,350	97,685	[1]	621
Total				$13,982,447	$106,326		$668

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	DECEMBER 31, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$9,484,552	—	—	$9,484,552
Auto Components	20,991,519	—	—	20,991,519
Automobiles	9,770,591	—	—	9,770,591
Banks	53,992,470	—	$6,153,034	60,145,504
Beverages	27,589,984	—	—	27,589,984
Biotechnology	2,329,904	—	2,672,711	5,002,615
Building Products	11,220,156	—	—	11,220,156
Capital Markets	29,403,739	—	—	29,403,739
Chemicals	48,770,901	—	—	48,770,901
Commercial Services & Supplies	6,206,713	—	—	6,206,713
Communications Equipment	28,985,326	—	—	28,985,326
Construction & Engineering	7,163,348	—	—	7,163,348
Construction Materials.	4,192,525	—	—	4,192,525
Containers & Packaging	24,502,677	—	—	24,502,677
Diversified Telecommunication Services	11,335,573	—	—	11,335,573
Electric Utilities	38,363,236	—	—	38,363,236
Electrical Equipment	6,585,974	—	—	6,585,974
Electronic Equipment, Instruments & Components	18,619,105	—	—	18,619,105
Energy Equipment & Services	17,747,299	—	—	17,747,299
Equity Real Estate Investment Trusts (REITs)	63,277,749	—	—	63,277,749
Food Products	36,839,908	—	—	36,839,908
Health Care Equipment & Supplies	29,963,431	—	—	29,963,431
Health Care Providers & Services	45,235,903	—	—	45,235,903
Hotels, Restaurants & Leisure	30,554,287	—	—	30,554,287
Household Durables	30,204,310	—	—	30,204,310
Industrial Conglomerates	7,968,557	—	—	7,968,557
Insurance	69,164,629	—	—	69,164,629
Internet & Direct Marketing Retail	11,555,030	—	—	11,555,030
Internet Software & Services.	17,924,778	—	—	17,924,778
IT Services	22,705,549	—	—	22,705,549
Machinery	52,064,246	—	—	52,064,246
Media	12,323,750	—	—	12,323,750
Metals & Mining	8,463,744	—	—	8,463,744
Multiline Retail	12,248,549	—	—	12,248,549
Multi-Utilities	18,633,460	—	—	18,633,460
Oil, Gas & Consumable Fuels	88,173,061	—	—	88,173,061
Pharmaceuticals	9,731,835	—	—	9,731,835
Professional Services	20,080,200	—	—	20,080,200
Real Estate Management & Development	9,036,707	—	—	9,036,707
Semiconductors & Semiconductor Equipment	82,803,358	—	—	82,803,358
Software	38,689,484	—	—	38,689,484
Specialty Retail	43,391,392	—	—	43,391,392
Textiles, Apparel & Luxury Goods	14,052,906	—	—	14,052,906
Transportation Infrastructure	11,182,116	—	—	11,182,116
Preferred Stocks:
Internet Software & Services	—	—	19,781,398	19,781,398
Software	—	—	14,382,969	14,382,969
Short-Term Securities	10,859,097	—	—	10,859,097

Subtotal	$1,174,383,628	—	$42,990,112	$1,217,373,740

Investments Valued at NAV[1]				3,123,350

Total Investments				$1,220,497,090

[1]	As of December 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

During the period ended December 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$8,157,645	$35,157,191	$43,314,836
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	668,100	(992,824)	(324,724)
Purchases	—	—	—
Sales		—	—
Closing Balance, as of December 31, 2016	$8,825,745	$34,164,367	$42,990,112
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016[1]	$668,100	$(992,824)	$(324,724)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$8,825,745	Market	Tangible Book Value Multiple[1]	1.80x	—
		Income	Discount Rate[2]	1.51%	—
			Time to Exit[2]	2-3 years	—
Preferred Stocks	34,164,367	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	23.00% - 72.00%	61.68%
			Revenue Growth Rate[1]	187.00%	—
			Revenue Multiple[1]	4.50x - 12.0x	9.81x
			Exit Scenario Probability[1]	20% - 50%	—
			Time to Exit[2]	1-3 years	—

Total	$42,990,112

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	DECEMBER 31, 2016	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 22, 2017